                               Semiannual Report

                                 June 30, 1998

                                 [SAFECO LOGO]

                              SAFECO MUTUAL FUNDS

                                  STOCK FUNDS
                                 NO-LOAD CLASS

                                   ---------

Growth Fund .............................................................. 2
Equity Fund .............................................................. 9
Income Fund ............................................................. 14
Northwest Fund .......................................................... 20
International Fund ...................................................... 25
Balanced Fund ........................................................... 31
Small Company Fund ...................................................... 37
U.S. Value Fund ......................................................... 42

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Growth Fund remains in the top echelon of stock mutual funds and ahead of the broad market. Returning 44.63% for the 12 months ending
June 30, the Fund outperformed the S&P 500 Index, the Russell 2000 Index and its peer funds. The S&P returned 30.15% and the Russell small-cap benchmark climbed 16.79% while the average growth fund delivered 25.38% according to Lipper Analytical Services, Inc. [PHOTO OF THOMAS M. MAGUIRE]

   Lipper ranks SAFECO Growth in the top 3% of growth funds for the one, three and five years ended June 30, 1998. (The fund was 19 of 884 growth funds for the year ended June 30, 1998; 16 of 560 funds for the three years; 10 of 338 for the five years; and 39 of 181 for the 10 years.)
   Despite being down for the quarter (-1.05%), the fund delivered 17.02% for the latest six months. The average growth fund, as measured by Lipper, went up 1.85% for the quarter and 15.11% year to date. But over longer time periods I'm more optimistic.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year                       44.63%
5 Year                       26.03%
10 Year                      18.52%

INVESTMENT VALUE
SAFECO GROWTH FUND: $54,691
S&P 500 INDEX: $54,863

              SAFECO GROWTH FUND  S&P 500 INDEX
 6/30/88          $10,000            $10,000
 7/31/88            9,974              9,962
 8/31/88            9,805              9,623
 9/30/88           10,289             10,033
10/31/88           10,289             10,312
11/30/88           10,303             10,165
12/31/88           10,470             10,343
 1/31/89           10,470             11,100
 2/28/89           10,762             10,823
 3/31/89           11,033             11,075
 4/30/89           11,033             11,650
 5/31/89           11,482             12,122
 6/30/89           11,736             12,053
 7/31/89           11,736             13,141
 8/31/89           12,259             13,399
 9/30/89           12,885             13,344
10/31/89           12,399             13,034
11/30/89           12,362             13,300
12/31/89           12,478             13,620
 1/31/90           11,269             12,706
 2/28/90           11,577             12,870
 3/31/90           12,276             13,211
 4/30/90           12,328             12,880
 5/31/90           13,591             14,136
 6/30/90           13,132             14,040
 7/31/90           13,387             13,995
 8/31/90           11,078             12,730
 9/30/90            9,836             12,110
10/31/90            9,174             12,058
11/30/90            9,854             12,837
12/31/90           10,611             13,195
 1/31/91           11,671             13,770
 2/28/91           13,279             14,755
 3/31/91           13,929             15,112
 4/30/91           14,601             15,148
 5/31/91           15,564             15,803
 6/30/91           14,636             15,079
 7/31/91           16,006             15,782
 8/31/91           16,642             16,156
 9/30/91           16,743             15,886
10/31/91           17,247             16,099
11/30/91           15,792             15,450
12/31/91           17,259             17,217
 1/31/92           18,522             16,897
 2/28/92           18,390             17,117
 3/31/92           17,023             16,783
 4/30/92           15,967             17,276
 5/31/92           15,572             17,361
 6/30/92           14,374             17,102
 7/31/92           14,978             17,802
 8/31/92           14,129             17,437
 9/30/92           13,757             17,643
10/31/92           14,338             17,703
11/30/92           16,148             18,304
12/31/92           16,729             18,529
 1/31/93           17,428             18,684
 2/28/93           16,266             18,938
 3/31/93           16,906             19,338
 4/30/93           15,863             18,870
 5/31/93           16,680             19,374
 6/30/93           17,201             19,430
 7/31/93           17,142             19,352
 8/31/93           18,244             20,085
 9/30/93           19,044             19,931
10/31/93           19,530             20,343
11/30/93           18,707             20,150
12/31/93           20,441             20,394
 1/31/94           21,541             21,087
 2/28/94           20,512             20,515
 3/31/94           19,483             19,623
 4/30/94           20,003             19,874
 5/31/94           20,186             20,198
 6/30/94           18,688             19,703
 7/31/94           19,106             20,350
 8/31/94           20,298             21,182
 9/30/94           19,784             20,665
10/31/94           20,068             21,128
11/30/94           19,522             20,359
12/31/94           20,109             20,660
 1/31/95           19,800             21,195
 2/28/95           20,889             22,020
 3/31/95           20,808             22,669
 4/30/95           20,912             23,336
 5/31/95           21,748             24,283
 6/30/95           23,065             24,847
 7/31/95           23,879             25,669
 8/31/95           23,799             25,733
 9/30/95           24,518             26,819
10/31/95           24,409             26,723
11/30/95           24,657             27,893
12/31/95           25,359             28,431
 1/31/96           26,298             29,398
 2/28/96           27,284             29,672
 3/31/96           26,868             29,956
 4/30/96           28,011             30,398
 5/31/96           29,201             31,180
 6/30/96           27,932             31,299
 7/31/96           25,177             29,917
 8/31/96           26,680             30,549
 9/30/96           27,990             32,267
10/31/96           28,588             33,156
11/30/96           29,693             35,660
12/31/96           31,166             34,954
 1/31/97           33,848             37,135
 2/28/97           32,948             37,428
 3/31/97           31,791             35,894
 4/30/97           30,321             38,033
 5/31/97           34,913             40,345
 6/30/97           37,815             42,153
 7/31/97           40,018             45,506
 8/31/97           41,451             42,958
 9/30/97           44,793             45,311
10/30/97           43,967             43,800
11/30/97           45,877             45,825
12/31/97           46,738             46,612
 1/31/98           47,300             47,127
 2/28/98           52,068             50,524
 3/31/98           55,274             53,109
 4/30/98           57,418             53,643
 5/31/98           54,733             52,722
 6/30/98           54,691             54,863

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Our performance, the Fund's volatility, and the fact that we are often out of step with the rest of the market are due to one thing: eclectic stock picking.
   Because its good performance was discovered, SAFECO Growth experienced tremendous asset growth and a drop in its expense ratio. Assets grew from $262 million at June 30, 1997, to $1.6 billion at June 30, 1998.
   Because of the cash inflow, I bought some larger caps, notably: Avon, Green Tree Financial, American Home Products, Philip Morris and Kimberly-Clark. The advantage of investing in these larger companies is that I can acquire enough stock to make a difference in the Fund's performance. Additionally, the money goes right to work and is readily accessible when more intriguing opportunities arise.
   Green Tree, a manufactured housing financier that the Fund has owned in the past, contributed tremendously to the Fund's success so far in 1998. Its stock fell on an accounting controversy and we acquired it on the cheap.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ 7.5%
  (Financial Services Company)
Chancellor Media Corp.  ............................................. 6.8
  (Radio Stations)
Philip Morris Cos., Inc.  ........................................... 4.9
  (Food, Beverage & Tobacco Company)
Corrections Corp. of America ........................................ 3.9
  (Correctional Institution Management)
Dura Pharmaceuticals, Inc.  ......................................... 3.6
  (Pharmaceuticals)
Emmis Broadcasting Corp. (Class A) .................................. 3.5
  (Radio Stations)
MICROS Systems, Inc.  ............................................... 2.7
  (Specialty Software Company)
Beckman Coulter, Inc.  .............................................. 2.7
  (Medical Instruments Manufacturer)
Family Golf Centers, Inc.  .......................................... 2.7
  (Golf Recreation Centers)
United Stationers, Inc.  ............................................ 2.6
  (Office Products Distribution)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Chancellor Media Corp.  ............................................ $68,488
Corrections Corp. of America ........................................ 67,890
Dura Pharmaceuticals, Inc.  ......................................... 64,582
Philip Morris Cos., Inc.  ........................................... 62,997
Kimberly-Clark Corp.  ............................................... 51,366


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Kimberly-Clark Corp.  .............................................. $24,989
*Elan Corp., plc (ADR) .............................................. 16,814
*First Data Corp.  .................................................. 16,762
*Res-Care, Inc.  .................................................... 14,719
*Boston Scientific Corp.  ........................................... 14,712

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Broadcasting (Television, Radio & Cable) ............................ 11%
Financial (Miscellaneous) ............................................. 8
Health Care (Medical Products & Supplies) ............................. 6
Tobacco ............................................................... 5
Services (Commercial & Consumer) ...................................... 5
-------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE GROWTH FUND MANAGER

Then, due to an agreement to merge with Conseco, it climbed to be one of last quarter's top-performers on the New York Stock Exchange.
   We started buying Avon after its price fell on near-term earnings concerns. Its long-term focus on cost cutting gives it a great outlook for earnings growth. Indeed, year to date the stock is up 27% versus the S&P's 18%.
   We bought American Home Products when its stock lost weight on a problem with its diet drugs. Over the last six months, the stock gained 35% versus the S&P 500's 18%. A practiced acquirer, American Home recently announced a merger with Monsanto that further solidifies its scientific nature and greatly enhances its long-term growth prospects.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)      27%
Medium: ($1 Bil. - $4 Bil.)     19%
Small: (Less than $1 Bil.)      54%

   I like larger caps only when I smell value in them, and that usually arises from a controversy. My preferred stocks continue to be those that are undiscovered with ample room to appreciate. My current favorites include:
Family Golf (a consolidator of driving range facilities that has essentially acquired all its major competition), Dura Pharmaceutical
(a smaller pharmaceutical that has created a niche in respiratory drugs), MICROS Systems (a point of sale inventory systems provider that is simultaneously cutting costs and expanding its product line and customer base), United Stationers (the largest player in the consistent business of office product distribution) and Corrections Corp (the largest private operator of prisons).
   As your fund manager, I am working to invest creatively, keep up our good results, be thankful when things go well, and remember that nothing lasts forever.

Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.2%

AUTOMOBILES - 0.2%
       363,900   *Miller Industries, Inc.  .......................... $ 2,820

AUTO PARTS & EQUIPMENT - 0.4%
       607,000   *+Precision Auto Care, Inc.  ......................... 5,994

BANKS (MAJOR REGIONAL) - 0.7%
       405,405   Provident Bankshares Corp.  ......................... 11,959

BIOTECHNOLOGY - 0.3%
       338,700   *CryoLife, Inc.  ..................................... 5,335

BROADCASTING (TELEVISION, RADIO & CABLE) - 10.6%
       186,100   *American Tower Corp. (Class A) ...................... 4,641
     2,266,898   *Chancellor Media Corp.  ........................... 112,566
     1,208,700   *+Emmis Broadcasting Corp. (Class A) ................ 57,791

BUILDING MATERIALS - 0.3%
       475,100   *Hospitality Worldwide Services ...................... 4,276

CHEMICALS (SPECIALTY) - 0.7%
       709,800   *+Tetra Technologies, Inc.  ......................... 11,712

COMMUNICATIONS EQUIPMENT - 2.2%
       100,000   *Advanced Commmunication Systems, Inc.  .............. 1,244
       218,000   *DSC Communications Corp.  ........................... 6,540
       155,700   *NewCom, Inc.  ....................................... 1,479
       353,000   Scientific-Atlanta, Inc.  ............................ 8,957
        48,100   Tyler Corp.  ........................................... 496
       577,300   *World Access, Inc.  ................................ 17,319

COMPUTERS (HARDWARE) - 3.0%
       146,200   *Equitrac Corp.  ..................................... 2,906
     1,338,028   *+MICROS Systems, Inc.  ............................. 44,280
       128,000   *Optimal Robotics Corp.  ............................. 1,504

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.5%
       303,500   *Quantum Corp.  .................................... $ 6,298
       100,000   *Seagate Technology, Inc.  ........................... 2,381

COMPUTERS (SOFTWARE & SERVICES) - 1.7%
        43,479   *Affiliated Computer Services, Inc.  ................. 1,674
     1,203,400   *Discreet Logic, Inc.  .............................. 13,990
       622,500   *+Phoenix International Ltd., Inc.  ................. 10,116
       295,400   *TRO Learning, Inc.  ................................. 2,566

CONSUMER FINANCE - 0.8%
       655,300   Doral Financial Corp.  .............................. 11,468
       118,000   *+Waterside Capital Corp.  ........................... 1,342

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.5%
       250,500   *Action Performance Cos., Inc.  ...................... 8,063
       221,000   *Celebrity, Inc.  ...................................... 262

CONTAINERS (METAL & GLASS) - 0.1%
       221,400   *Ontro, Inc.  .......................................... 858

DISTRIBUTORS (FOOD & HEALTH) - 2.6%
     1,557,400   *Nu Skin Enterprises, Inc. (Class A) ................ 30,369
       728,200   +Weider Nutrition International, Inc.  .............. 12,379

DRUGS & HOSPITAL SUPPLY - 0.5%
       335,500   *Zonagen, Inc.  ...................................... 7,360

ELECTRICAL EQUIPMENT - 1.0%
       389,900   *Kent Electronics Corp.  ............................. 7,140
       424,300   *+PCD, Inc.  ......................................... 7,266
       189,000   *Ultrak, Inc.  ....................................... 1,607

ENGINEERING & CONSTRUCTION - 1.0%
       360,400   *+American Buildings Co.  ........................... 10,722
       393,300   *Morrison Knudsen Corp.  ............................. 5,531

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
ENTERTAINMENT - 1.4%
       376,400   *Championship Auto Racing Teams, Inc.  ............. $ 6,869
       335,600   *SFX Entertainment, Inc. (Class A) .................. 15,396

FINANCIAL (DIVERSIFIED) - 0.7%
       483,600   *+BNC Mortgage, Inc.  ................................ 5,320
       274,475   *Credit Acceptance Corp.  ............................ 2,333
       444,700   United Panam Financial Corp.  ........................ 4,558

FINANCIAL (MISCELLANEOUS) - 7.5%
     2,898,500   Green Tree Financial Corp.  ........................ 124,092

FOOTWEAR - 0.0%
        48,000   *Rocky Shoes & Boots, Inc.  ............................ 684

HEALTH CARE (DIVERSIFIED) - 2.1%
       566,100   American Home Products Corp.  ....................... 29,296
       331,500   *Anesta Corp.  ....................................... 4,786
        42,000   *OrthAlliance, Inc. (Class A) .......................... 609

HEALTH CARE (DRUGS-GENERAL) - 3.9%
     2,665,700   *+Dura Pharmaceuticals, Inc.  ....................... 59,645
       609,000   *+Nastech Pharmaceutical Co., Inc.  .................. 4,948

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.5%
       162,300   *Andrx Corp.  ........................................ 5,965
       436,900   *Gensia, Inc.  ....................................... 1,748
       162,500   Mylan Laboratories, Inc.  ............................ 4,885
       142,800   *PharmaPrint, Inc.  .................................. 1,464
       408,500   *Serologicals Corp.  ................................ 13,174
       255,000   *SuperGen, Inc.  ..................................... 2,566
       332,100   Teva Pharmaceutical Industries, Ltd. (ADR) .......... 11,686

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.0%
        13,363   *AmSurg Corp. (Class A) ................................ 102
        86,103   *AmSurg Corp. (Class B) ................................ 603
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.3%
        37,500   *Birner Dental Management Services, Inc.  ........... $  234
       356,400   +First Commonwealth, Inc.  ........................... 5,346

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 5.9%
       246,400   *Anika Therapeutics, Inc.  ........................... 3,604
       758,800   *Beckman Coulter, Inc.  ............................. 44,200
       270,100   *Datascope Corp.  .................................... 7,175
       209,300   Dentsply International, Inc.  ........................ 5,233
       305,200   *EDAP TMS S.A. (ADR) ................................. 1,431
       920,200   *Haemonetics Corp.  ................................. 14,723
       514,450   *+Lifeline Systems, Inc.  ............................ 9,517
       886,000   *+PolyMedica Industries, Inc.  7,974
       552,800   *Quidel Corp.  ....................................... 1,728
       138,900   *Senetek, plc (ADR) .................................... 486
       156,100   *Urologix, Inc.  ..................................... 1,327
       162,000   *UroQuest Medical Corp.  ............................... 425

HEALTH CARE (SPECIALIZED SERVICES) - 0.5%
       282,300   *American Healthcorp, Inc.  . 2,788
       183,000   *Laboratory Specialists of America, Inc.  .............. 858
       533,600   *Prime Medical Services, Inc.  ....................... 5,003

HOMEBUILDING - 0.1%
        57,187   *American Homestar Corp.  ............................ 1,369

HOUSEHOLD FURNITURE & APPLIANCES - 0.4%
       585,900   *International Comfort Products Corp.  ............... 7,104

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.6%
       545,000   Kimberly-Clark Corp.  ............................... 25,002
       311,500   *U.S. Home & Garden, Inc.  ........................... 2,005

HOUSEWARES - 0.2%
       293,200   *Home Products International, Inc.  .................. 3,408

INSURANCE (LIFE-HEALTH) - 0.5%
       170,000   Conseco, Inc.  ....................................... 7,948

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
INVESTMENT BANKING/BROKERAGE - 0.3%
       217,200   *E*TRADE Group, Inc.  .............................. $ 4,982

LEISURE TIME (PRODUCTS) - 3.0%
       250,000   *American Coin Merchandising, Inc.  .................. 4,938
     1,732,875   *+Family Golf Centers, Inc.  ........................ 43,863
        90,200   *Toymax International, Inc.  ........................... 620

LODGING (HOTELS) - 1.4%
     1,528,600   *+Suburban Lodges of America, Inc.  ................. 23,120

MACHINERY (DIVERSIFIED) - 1.5%
       690,700   Chart Industries, Inc.  ............................. 16,490
       210,800   *Innovative Valve Technologies, Inc.  ................ 1,555
       836,500   *+ITEQ, Inc.  ........................................ 6,221

MANUFACTURING (DIVERSIFIED) - 1.6%
        75,600   *ITC Learning Corp.  ................................... 491
        40,000   *Maverick Tube Corp.  .................................. 465
       439,100   +Nortek, Inc.  ...................................... 13,502
       422,850   *+Recovery Engineering, Inc.  ........................ 8,906
       246,000   *SurModics, Inc.  .................................... 2,891

MANUFACTURING (SPECIALIZED) - 1.4%
       213,000   Diebold, Inc.  ....................................... 6,150
       414,000   *+Teardrop Golf Co.  ................................. 4,140
       695,700   +Telco Systems, Inc.  ................................ 9,870
       218,600   *Zomax Optical Media, Inc.  . 3,361

NATURAL GAS - 0.0%
       108,000   Virginia Gas Co.  ...................................... 662

OFFICE EQUIPMENT & SUPPLIES - 3.6%
        81,600   *Asia Pacific Wire & Cable Corp., Ltd.  ................ 428
       367,000   Danka Business Systems (ADR) 4,335
       244,500   *+Open Plan Systems, Inc.  ............................. 565
       698,400   *+TRM Copy Centers Corp.  ............................ 9,952
       668,800   *United Stationers, Inc.  ........................... 43,305
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PERSONAL CARE - 3.3%
       475,000   Avon Products, Inc.  ............................... $36,813
       188,100   *French Fragrances, Inc.  ............................ 2,939
       727,700   *+Penederm, Inc.  ................................... 14,554

REAL ESTATE INVESTMENT TRUST - 4.8%
       493,500   CCA Prison Realty Trust ............................. 15,113
     2,714,500   *Corrections Corp. of America ....................... 63,791

RESTAURANTS - 1.6%
       358,300   Apple South, Inc.  ................................... 4,680
       446,500   *Rainforest Cafe, Inc.  .............................. 6,195
       464,300   *Rare Hospitality International, Inc.  ............... 6,819
       493,000   *+Schlotzsky's, Inc.  ................................ 7,888

RETAIL (BUILDING SUPPLIES) - 0.8%
       569,800   *Eagle Hardware & Garden, Inc.  ..................... 13,177

RETAIL (DEPARTMENT STORES) - 0.8%
       179,400   *Marks Brothers Jewelers, Inc.  ...................... 3,498
       266,300   *Rainbow Rentals, Inc.  .............................. 2,829
       338,500   *Value City Department Stores, Inc.  ................. 7,109

RETAIL (DISCOUNTERS) - 0.1%
       354,998   *Filene's Basement Corp.  ............................ 1,936

RETAIL (FOOD CHAINS) - 2.3%
     1,056,100   American Stores Co.  ................................ 25,544
       933,279   *NPC International, Inc.  ........................... 11,433

RETAIL (GENERAL MERCHANDISE) - 0.3%
        60,000   *Happy Kids, Inc.  ..................................... 825
       264,075   Phillips-Van Heusen Corp.  ........................... 3,895

RETAIL (HOME SHOPPING) - 0.4%
       734,900   *+Damark International, Inc.  ........................ 6,247

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (SPECIALTY) - 0.9%
       229,300   *1-800 Contacts, Inc.  ............................. $ 3,497
       354,300   *+Funco, Inc.  ....................................... 5,004
       148,200   *Garden Ridge Corp.  ................................. 2,871
        85,000   *Travis Boats & Motors, Inc.  ........................ 2,083
       309,400   *West Coast Entertainment Corp.  ....................... 522

RETAIL (SPECIALTY-APPAREL) - 2.0%
       479,500   *+Concepts Direct, Inc.  ............................. 7,312
       542,213   *+Harold's Stores, Inc.  ............................. 4,134
       470,634   *Stage Stores, Inc.  ................................ 21,296

SERVICES (ADVERTISING/MARKETING) - 0.4%
       183,400   *ACI Telecentrics, Inc.  ............................... 115
       828,800   *APAC Teleservices, Inc.  ............................ 4,843
        85,550   LCS Industries, Inc.  ................................ 1,251

SERVICES (COMMERCIAL & CONSUMER) - 4.9%
       347,400   *Bluegreen Corp.  .................................... 3,061
       700,200   *+Compass International Services Corp.  .............. 6,652
       310,000   *FirstService Corp.  ................................. 3,953
       839,900   *+IntelliQuest Information Group, Inc.  .............. 8,399
     1,522,600   *NCO Group, Inc.  ................................... 33,497
        38,000   *Rent-Way, Inc.  ..................................... 1,159
       587,600   *Renters Choice, Inc.  .............................. 16,673
       280,000   SunSource, Inc.  ..................................... 6,090
        88,700   *UBICS, Inc.  ........................................ 1,220

SERVICES (DATA PROCESSING) - 0.3%
       378,100   *Vanstar Corp.  ...................................... 5,506

SERVICES (EMPLOYMENT) - 0.7%
       257,900   *ACSYS, Inc.  ........................................ 3,546
       170,000   *Alternative Resources Corp.  ........................ 2,104
       898,600   *+Hall, Kinion & Associates, Inc.  ................... 6,009

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.6%
     2,027,000   *CellStar Corp.  ................................. $  26,224

TELECOMMUNICATIONS (EQUIPMENTL) - 0.2%
       174,500   Natural Microsystems Corp.  .......................... 2,792

TELEPHONE - 0.4%
       601,900   *+Innotrac Corp.  .................................... 5,718

TOBACCO - 4.9%
     2,063,000   Philip Morris Cos., Inc.  ........................... 81,232
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,615,688
                                                                      -------

WARRANTS - 0.0%

COMPUTERS (PERIPHERALS) - 0.0%
        32,500   *NewCom, Inc.  .......................................... 81

CONTAINERS (METAL & GLASS) - 0.0%
       221,400   *Ontro, Inc.  .......................................... 152
                                                                      -------
TOTAL WARRANTS .......................................................... 233
                                                                      -------

TEMPORARY INVESTMENTS - 2.5%

COMMERCIAL PAPER:
   $41,683,000   Countrywide Funding 6.35%, due 7/01/98 .............. 41,683
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 41,683
                                                                      -------
TOTAL INVESTMENTS - 100.7% ........................................ 1,657,604
Liabilities, less Other Assets ..................................... (11,792)
                                                                      -------
NET ASSETS ....................................................... $1,645,812
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the latest quarter and year-to-date, SAFECO Equity Fund delivered
0.84% and 14.19%, respectively, outpacing the 0.27% and 12.11% returns posted by the Lipper Analytical Services, Inc. Growth and Income peer group. However, it underperformed compared to the 3.30% and 17.70% posted by the S&P 500 Index. For the 12 months, the Fund returned 21.83%, lagging the peer group's
return of 22.86%.           [PHOTO OF RICH MEAGLEY]
   The Fund outpaced its peer funds in the latest periods because the Lipper group, as a whole, owns more small to mid-cap companies, which clearly underperformed the S&P 500.
   The Fund lagged the S&P 500 because we have a lower price/earnings ratio (P/E). Within the S&P 500, higher P/E stocks outperformed lower P/E stocks.
   Even though our orientation to value caused the Fund to lag the index, I really like the overall strength of our lower-priced, aiming-for-predictable portfolio. Admission standards for stocks in the Equity Fund are stringent

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year                       21.83%
5 Year                       22.53%
10 Year                      19.18%

INVESTMENT VALUE
SAFECO EQUITY FUND: $57,811
S&P 500 INDEX: $54,863

                  SAFECO EQUITY FUND    S&P 500 INDEX
06/30/88             $10,000              $10,000
07/31/88               9,941                9,962
08/31/88               9,775                9,623
09/30/88              10,235               10,033
10/31/88              10,235               10,312
11/30/88              10,415               10,165
12/31/88              10,424               10,343
01/31/89              10,424               11,100
02/28/89              11,131               10,823
03/31/89              11,144               11,075
04/30/89              11,144               11,650
05/31/89              11,829               12,122
06/30/89              12,265               12,053
07/31/89              12,265               13,141
08/31/89              13,357               13,399
09/30/89              13,523               13,344
10/31/89              13,550               13,034
11/30/89              13,643               13,300
12/31/89              14,155               13,620
01/31/90              12,980               12,706
02/28/90              13,101               12,870
03/31/90              13,587               13,211
04/30/90              13,194               12,880
05/31/90              14,469               14,136
06/30/90              14,446               14,040
07/31/90              14,187               13,995
08/31/90              12,689               12,730
09/30/90              12,071               12,110
10/31/90              11,814               12,058
11/30/90              12,458               12,837
12/31/90              12,942               13,195
01/31/91              13,606               13,770
02/28/91              14,414               14,755
03/31/91              14,820               15,112
04/30/91              15,124               15,148
05/31/91              15,732               15,803
06/30/91              14,722               15,079
07/31/91              15,709               15,782
08/31/91              15,956               16,156
09/30/91              15,740               15,886
10/31/91              15,998               16,099
11/30/91              14,997               15,450
12/31/91              16,554               17,217
01/31/92              17,539               16,897
02/28/92              17,836               17,117
03/31/92              17,034               16,783
04/30/92              17,175               17,276
05/31/92              17,018               17,361
06/30/92              15,790               17,102
07/31/92              16,435               17,802
08/31/92              15,758               17,437
09/30/92              15,804               17,643
10/31/92              16,567               17,703
11/30/92              17,661               18,304
12/31/92              18,087               18,529
01/31/93              18,686               18,684
02/28/93              18,703               18,938
03/31/93              19,708               19,338
04/30/93              19,258               18,870
05/31/93              20,843               19,374
06/30/93              20,928               19,430
07/31/93              20,643               19,352
08/31/93              21,799               20,085
09/30/93              22,406               19,931
10/31/93              22,995               20,343
11/30/93              23,121               20,150
12/31/93              23,678               20,394
01/31/94              25,097               21,087
02/28/94              24,468               20,515
03/31/94              23,529               19,623
04/30/94              24,286               19,874
05/31/94              24,989               20,198
06/30/94              24,090               19,703
07/31/94              24,705               20,350
08/31/94              26,209               21,182
09/30/94              26,106               20,665
10/31/94              26,594               21,128
11/30/94              26,068               20,359
12/31/94              26,030               20,660
01/31/95              26,221               21,195
02/28/95              26,906               22,020
03/31/95              27,124               22,669
04/30/95              27,852               23,336
05/31/95              28,560               24,283
06/30/95              29,268               24,847
07/31/95              29,730               25,669
08/31/95              30,558               25,733
09/30/95              31,741               26,819
10/31/95              31,347               26,723
11/30/95              32,363               27,893
12/31/95              32,605               28,431
01/31/96              33,477               29,398
02/28/96              33,775               29,672
03/31/96              34,122               29,956
04/30/96              34,848               30,398
05/31/96              35,659               31,180
06/30/96              36,319               31,299
07/31/96              34,925               29,917
08/31/96              35,290               30,549
09/30/96              37,466               32,267
10/31/96              38,672               33,156
11/30/96              41,579               35,660
12/31/96              40,759               34,954
01/31/97              43,116               37,135
02/28/97              43,288               37,428
03/31/97              41,552               35,894
04/30/97              42,759               38,033
05/31/97              45,591               40,345
06/30/97              47,453               42,153
07/31/97              50,665               45,506
08/31/97              48,046               42,958
09/30/97              49,778               45,311
10/30/97              48,192               43,800
11/30/97              49,753               45,825
12/31/97              50,625               46,612
01/31/98              51,402               47,127
02/28/98              55,470               50,524
03/31/98              57,330               53,109
04/30/98              57,434               53,643
05/31/98              56,370               52,722
06/30/98              57,811               54,863

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER

enough that I have confidence in our holdings, especially in the event of a market downturn.
   Two new names were admitted to the Fund during the quarter Travelers and Washington Mutual. I intend to hold both for a long time, as both of them are quality acquirers in consolidating industries. Purchased at slightly less than 13 times its estimated 1999 earnings in a market that is trading at over 21 times the 1999 earnings, Washington Mutual is a sound way for us to participate in the consolidation of the savings and loan industry.
   We paid 15 times Traveler's expected earnings estimate. I bought it after it announced it would merge with Citicorp to form CitiGroup. In addition to attractive near-term value, Travelers has the long-term potential to cross-sell its insurance and investor services to Citicorp's banking and credit clientele and vice versa for Citicorp.
   I let go of First Data because I fear that consolidation of the financial service sector will hurt their core business--the processing of merchant transactions. Other positions eliminated during the most recent quarter include Columbia/HCA, PacifiCare Health Systems, and Electronic Data Systems, which I did to further improve the quality of our holdings and to decrease the volatility of our returns.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.5%
  (Bank)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Microsoft Corp.  .................................................... 2.8
  (Personal Computer Software)
Abbott Laboratories ................................................. 2.8
  (Health Care Products)
Johnson & Johnson ................................................... 2.8
  (Health Care Products)
Kimberly-Clark Corp.  ............................................... 2.7
  (Manufacturing & Marketing Personal Care Products)
Merck & Co., Inc.  .................................................. 2.7
  (Health Care Products)
Federal National Mortgage Association ............................... 2.6
  (Mortgage Loan Banker)
Exxon Corp.  ........................................................ 2.5
  (Oil/Gas Exploration & Production)
Travelers Group, Inc.  .............................................. 2.4
  (Insurance Company)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Travelers Group, Inc.  ............................................. $46,527
Abbott Laboratories ................................................. 45,417
Proctor & Gamble Co.  ............................................... 30,932
Washington Mutual, Inc.  ............................................ 28,197
U.S. Bancorp ........................................................ 24,798


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Houston Industries, Inc.  ......................................... $33,294
*Echlin, Inc.  ...................................................... 27,667
*First Data Corp.  .................................................. 26,602
*SmithKline Beecham, plc (ADR) ...................................... 23,829
American Home Products Corp.  ....................................... 22,429

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) ............................................... 9%
Insurance (Multi-Line) ................................................... 7
Oil (International Integrated) ........................................... 7
Household Products (Non-Durables) ........................................ 5
Financial (Diversified) .................................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   While my intent is to build a portfolio of companies that I can comfortably hold through thick and thin, I am sensitive to the fact that valuation matters. Hence, I sold the fourth position, Houston, because it had reached our target price.
   I also sold part of Microsoft, Wal-Mart, General Electric, DuPont, PepsiCo and American Home Products when these companies began to look expensive. On the flip side, I added to our holdings in Hewlett-Packard, Dover, Fannie Mae, Intel and Bell Atlantic when their prices looked right.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)      95%
Medium: ($1 Bil. - $4 Bil.)      1%
Cash and Other:                  4%

   The theme to all this, which is evidenced in our portfolio and in our low turnover, is that we are long-term investors, holding above-average companies in more predictable industries. For example, there are currently no technical or cyclical companies in our top ten.
   The market is expensive, which has made me a very cost- and quality-conscious manager. I am making a concerted effort not to pay too much for a stock in a market that seems overpriced, or reach too far in a market that seems precipitous. I am holding companies I want to own--companies whose long-term outlooks give me solace.

Rich Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 96.2%

AEROSPACE/DEFENSE - 4.3%
       900,000   Boeing Co.  ........................................ $40,106
       360,000   Lockheed Martin Corp.  .............................. 38,115

BANKS (MAJOR REGIONAL) - 3.9%
       575,000   NationsBank Corp.  .................................. 43,988
       652,200   U.S. Bancorp ........................................ 28,045

BANKS (MONEY CENTER) - 3.5%
       850,000   Chase Manhattan Corp.  .............................. 64,175

BEVERAGES (ALCOHOLIC) - 2.3%
       875,000   Anheuser-Busch Co., Inc.  ........................... 41,289

BEVERAGES (NON-ALCOHOLIC) - 1.2%
       530,000   PepsiCo, Inc.  ...................................... 21,829

CHEMICALS - 3.9%
       450,000   Du Pont (E.I.) de Nemours & Co.  .................... 33,581
       799,600   Praxair, Inc.  ...................................... 37,431

COMMUNICATIONS EQUIPMENT - 1.5%
       525,000   Motorola, Inc.  ..................................... 27,595

COMPUTERS (HARDWARE) - 3.7%
       610,000   Hewlett-Packard Co.  ................................ 36,524
       275,000   International Business Machines Corp.  .............. 31,573

COMPUTERS (NETWORKING) - 1.0%
       585,000   *3Com Corp.  ........................................ 17,952

COMPUTERS (SOFTWARE & SERVICES) - 2.8%
       475,000   *Microsoft Corp.  ................................... 51,478

ELECTRICAL EQUIPMENT - 2.2%
       435,000   General Electric Co.  ............................... 39,585

ELECTRONICS (SEMICONDUCTORS) - 2.2%
       550,000   Intel Corp.  ........................................ 40,769

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENTERTAINMENT - 2.1%
       365,000   Walt Disney Co.  ................................... $38,348

FINANCIAL (DIVERSIFIED) - 4.6%
       800,000   Federal Home Loan Mortgage Corp.  ................... 37,650
       785,000   Federal National Mortgage Association ............... 47,689

HEALTH CARE (DIVERSIFIED) - 9.3%
     1,250,000   Abbott Laboratories ................................. 51,094
       700,000   American Home Products Corp.  ....................... 36,225
       285,000   Bristol-Myers Squibb Co.  ........................... 32,757
       690,000   Johnson & Johnson ................................... 50,888

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.7%
       365,000   Merck & Co., Inc.  .................................. 48,819

HOUSEHOLD PRODUCTS (NON-DURABLES) - 4.7%
     1,100,000   Kimberly-Clark Corp.  ............................... 50,463
       390,000   Procter & Gamble Co.  ............................... 35,514

INSURANCE (MULTI-LINE) - 7.1%
       217,000   American International Group, Inc.  ................. 31,682
       475,000   Hartford Financial Services Group, Inc.  ............ 54,328
       740,000   Travelers Group, Inc.  .............................. 44,863

MANUFACTURING (DIVERSIFIED) - 3.9%
     1,000,000   AlliedSignal, Inc.  ................................. 44,375
       820,000   Dover Corp.  ........................................ 28,085

OIL (DOMESTIC INTEGRATED) - 2.2%
       535,000   Mobil Corp.  ........................................ 40,994

OIL (INTERNATIONAL INTEGRATED) - 6.5%
       635,000   Exxon Corp.  ........................................ 45,283
       600,000   Royal Dutch Petroleum Co. (ADR) ..................... 32,888
       700,000   Texaco, Inc.  ....................................... 41,781

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 1.1%
       300,000   Schlumberger Ltd.  ................................. $20,494

PAPER & FOREST PRODUCTS - 1.0%
       548,000   Willamette Industries, Inc.  ........................ 17,536

RAILROADS - 2.0%
       370,000   Burlington Northern Santa Fe Corp.  ................. 36,329

RETAIL (DEPARTMENT STORES) - 1.4%
       400,000   May Department Stores Co. ........................... 26,200

RETAIL (FOOD CHAINS) - 3.8%
       550,000   Albertson's, Inc.  .................................. 28,497
     1,700,000   American Stores Co.  ................................ 41,119

RETAIL (GENERAL MERCHANDISE) - 1.4%
       435,000   Wal-Mart Stores, Inc.  .............................. 26,426

SAVINGS & LOANS- 1.4%
       600,000   Washington Mutual, Inc.  ............................ 26,063

SERVICES (DATA PROCESSING) - 1.2%
       300,000   Automatic Data Processing, Inc.  .................... 21,862

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (LONG DISTANCE) - 1.7%
       550,000   AT&T Corp.  ...................................... $  31,419

TELEPHONE - 3.5%
       800,000   Bell Atlantic Corp.  ................................ 36,500
       500,000   GTE Corp.  .......................................... 27,812

TOBACCO - 2.1%
     1,000,000   Philip Morris Cos., Inc.  ........................... 39,375
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,767,393
                                                                      -------

TEMPORARY INVESTMENTS - 3.7%

COMMERCIAL PAPER:
   $68,750,000   Lehman Brothers Holdings, Inc. 6.40%, due 7/01/98 ... 68,750
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 68,750
                                                                      -------
TOTAL INVESTMENTS - 99.9% ......................................... 1,836,143
Other Assets, less Liabilities ........................................ 2,230
                                                                      -------
NET ASSETS ....................................................... $1,838,373
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Income Fund continues to perform very well with total returns that exceed its peer funds for the quarter, six months and year ending
June 30, 1998.
   In the second quarter, six and 12 months just ended, the Fund returned .61%, 12.50% and 25.41%, respectively. That exceeds -.97%, 9.13% and 20.95%, the comparable returns for the average equity-income fund reported by Lipper Analytical Services, Inc. For the same three periods, the S&P 500 returned
3.30%, 17.70% and 30.15%.    [PHOTO OF THOMAS RATH]

   While the Fund didn't match the S&P 500 (due to its non-stock investments), it continues to produce superior risk-adjusted returns. The
Fund's beta (a measure of price volatility relative to the S&P 500) of
 .71 indicates that the Fund's volatility is 71% percent that of the S&P 500. Over the same three-year period, the Fund's average annual total return (25.71%) has been 85% that of S&P's (30.19%). In short, Income Fund shareholders have gotten 85% of the S&P 500's return for 71% of the risk.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year          25.41%
5 Year          18.80%
10 Year         14.34%

INVESTMENT VALUE
SAFECO INCOME FUND: $38,204
S&P 500 INDEX: $54,863

                 SAFECO             S&P 500
               INCOME FUND           INDEX
06/30/88         $10,000          $10,000
07/31/88          10,021            9,962
08/31/88           9,853            9,623
09/30/88          10,137           10,033
10/31/88          10,137           10,312
11/30/88          10,293           10,165
12/31/88          10,212           10,343
01/31/89          10,212           11,100
02/28/89          10,671           10,823
03/31/89          10,717           11,075
04/30/89          10,717           11,650
05/31/89          11,124           12,122
06/30/89          11,472           12,053
07/31/89          11,472           13,141
08/31/89          12,164           13,399
09/30/89          12,266           13,344
10/31/89          11,803           13,034
11/30/89          11,938           13,300
12/31/89          12,174           13,620
01/31/90          11,559           12,706
02/28/90          11,612           12,870
03/31/90          11,700           13,211
04/30/90          11,282           12,880
05/31/90          11,854           14,136
06/30/90          11,807           14,040
07/31/90          11,596           13,995
08/31/90          10,737           12,730
09/30/90          10,296           12,110
10/31/90          10,048           12,058
11/30/90          10,663           12,837
12/31/90          10,865           13,195
01/31/91          11,288           13,770
02/28/91          11,938           14,755
03/31/91          12,119           15,112
04/30/91          12,251           15,148
05/31/91          12,621           15,803
06/30/91          12,303           15,079
07/31/91          12,653           15,782
08/31/91          13,037           16,156
09/30/91          13,017           15,886
10/31/91          13,152           16,099
11/30/91          12,610           15,450
12/31/91          13,392           17,217
01/31/92          13,495           16,897
02/28/92          13,538           17,117
03/31/92          13,407           16,783
04/30/92          13,799           17,276
05/31/92          13,929           17,361
06/30/92          13,980           17,102
07/31/92          14,499           17,802
08/31/92          14,394           17,437
09/30/92          14,547           17,643
10/31/92          14,279           17,703
11/30/92          14,645           18,304
12/31/92          14,928           18,529
01/31/93          15,253           18,684
02/28/93          15,543           18,938
03/31/93          16,069           19,338
04/30/93          15,850           18,870
05/31/93          16,060           19,374
06/30/93          16,144           19,430
07/31/93          16,060           19,352
08/31/93          16,588           20,085
09/30/93          16,834           19,931
10/31/93          16,924           20,343
11/30/93          16,718           20,150
12/31/93          16,801           20,394
01/31/94          17,350           21,087
02/28/94          16,962           20,515
03/31/94          16,370           19,623
04/30/94          16,561           19,874
05/31/94          16,571           20,198
06/30/94          16,328           19,703
07/31/94          16,832           20,350
08/31/94          17,364           21,182
09/30/94          17,129           20,665
10/31/94          17,099           21,128
11/30/94          16,493           20,359
12/31/94          16,618           20,660
01/31/95          17,039           21,195
02/28/95          17,572           22,020
03/31/95          18,070           22,669
04/30/95          18,456           23,336
05/31/95          18,995           24,283
06/30/95          19,230           24,847
07/31/95          19,980           25,669
08/31/95          20,124           25,733
09/30/95          20,734           26,819
10/31/95          20,506           26,723
11/30/95          21,222           27,893
12/31/95          21,662           28,431
01/31/96          22,355           29,398
02/28/96          22,410           29,672
03/31/96          22,676           29,956
04/30/96          22,765           30,398
05/31/96          23,518           31,180
06/30/96          23,813           31,299
07/31/96          23,142           29,917
08/31/96          23,578           30,549
09/30/96          24,668           32,267
10/31/96          25,579           33,158
11/30/96          26,922           35,660
12/31/96          26,860           34,954
01/31/97          27,915           37,135
02/28/97          27,953           37,428
03/31/97          26,927           35,894
04/30/97          27,299           38,033
05/31/97          29,257           40,345
06/30/97          30,462           42,153
07/31/97          32,126           45,506
08/31/97          31,636           42,958
09/30/97          33,047           45,311
10/30/97          31,957           43,800
11/30/97          33,112           45,825
12/31/97          33,959           46,612
01/31/98          34,500           47,127
02/28/98          36,461           50,524
03/31/98          37,971           53,109
04/30/98          38,257           53,643
05/31/98          37,428           52,722
06/30/98          38,204           54,863

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   I cut back American Home Products, formerly the largest holding of the Fund, to a normal position size, 2.5% of net assets. Having appreciated 42% in nine months, the stock's upside potential became less compelling.
   Conversely, I increased two of our holdings, CCA Prison Real Estate Investment Trust (REIT) and Chancellor Media convertible preferred, to 5.1% and 5.3%, respectively, of net assets when they declined on reasons unrelated to their business prospects. I further increased our stake in radio broadcasting, an industry on which I am very positive, by buying Emmis Broadcasting on a secondary offering. It was very cheap relative to its peers.
   I established several other new positions. I bought Hewlett-Packard and SCI Systems convertible debentures when the stocks declined in sympathy with the tech sector to prices that I thought represented excellent value. I purchased Suburban Lodges because I judged the stock to have very little downside risk and tremendous upside potential.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.
  7.00% Convertible ................................................ 5.3%
  (Radio Stations)
CCA Prison Realty Trust ............................................. 5.1
  (Correctional Facilities Leasing)
Family Golf Centers, Inc. Cvt.
  5.75%, due 10/15/04 ............................................... 4.2
  (Golf Recreation Centers)
Green Tree Financial Corp.  ......................................... 3.7
  (Financial Services Company)
Merrill Lynch & Co.
  7.875%, Cvt.  ..................................................... 3.6
  (Financial Management)
MICROS Systems, Inc.  ............................................... 3.0
  (Specialty Software Company)
American Home Products Corp.  ....................................... 2.5
  (Pharmaceuticals)
Chase Manhattan Corp.  .............................................. 2.5
  (Bank)
Central Parking (144A)
  5.25% Convertible ................................................. 2.4
  (Parking Services)
GATX Corp.  ......................................................... 2.3
  (Railway & Terminal Operator)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
CCA Prison Realty Trust ............................................ $16,231
Merrill Lynch & Co. 7.875%, Cvt.  ................................... 13,728
Central Parking (144A) 5.25%, Cvt.  ................................. 11,810
SCI Systems, Inc. (144A)
  5.00%, due 5/01/06 ................................................ 10,921
CCA Prison Realty Trust
  8.00% Series A Pfd ................................................. 8,000


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
American Home Products Corp.  ...................................... $11,029
*U.S. Bancorp ....................................................... 10,067
*First Data Corp.  ................................................... 8,669
Family Golf Centers, Inc.
  5.75%, due 10/15/04 ................................................ 7,224
*Xilinx, Inc. 5.25%, due 11/01/02 .................................... 7,220

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Real Estate Investment Trust ............................................ 8%
Broadcasting (Television, Radio & Cable) ................................. 7
Financial (Diversified) .................................................. 6
Oil (International Integrated) ........................................... 5
Leisure Time (Products) .................................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE INCOME FUND MANAGER

Finally, I established a new position in Newell Financial convertible preferred because the stock looked cheap relative to its three-year growth prospects and to other companies in the housewares sector.
   Five holdings were eliminated from the portfolio. I sold Home
Depot convertible and U.S. Bancorp stock for attractive gains after both companies' stock appreciated to lofty valuation levels. I sold Adaptec, after having purchased it just last quarter, because of deteriorating prospects for the company. I sold First Data and Northwest Natural Gas for similar reasons--lackluster prospects.
   As of quarter end, the Income Fund was composed of 66% common stocks, 18% preferred stock, 10% convertible bonds and 6% cash equivalents. Of the common stock portion, 7% is invested in Real Estate Investment Trust (REIT) stocks. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Common Stocks
  Large ($4 Bil. and above)     42%
  Medium ($1 Bil. - $4 Bil.)     8%
  Small (Less than $1 Bil.)     16%
Preferred Stocks                18%
Corporate Bonds                 10%
Cash and Other                   6%

   On the whole, I would say that the portfolio is more defensively positioned now than it was six months ago, or any other time during my tenure as portfolio manager. I continue to believe that there is very little margin of safety built into current stock market valuations. I think the primary source of risk to these valuations is earnings, more specifically, disappointing earnings at some of the large multinationals in the S&P 500.
   The fund is still positioned to deliver a yield that is higher than the S&P
500. We are invested with exposure to domestic companies and to small- and mid-capitalization stocks and convertibles, areas that I believe will tend to outperform over the next 12 months or so. As always, I continue to focus on investing in higher quality companies with growing revenues and earnings as long as they are selling at reasonable prices.

Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 66.4%

AEROSPACE/DEFENSE - 1.3%
        60,000   Lockheed Martin Corp.  ............................. $ 6,353

BANKS (MAJOR REGIONAL) - 2.3%
        99,111   NationsBank Corp.  ................................... 7,582
        92,200   Norwest Corp.  ....................................... 3,446

BANKS (MONEY CENTER) - 2.5%
       160,000   Chase Manhattan Corp.  .............................. 12,080

BEVERAGES (ALCOHOLIC) - 1.8%
       180,600   Anheuser-Busch Co., Inc.  ............................ 8,522

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.5%
       148,000   *Emmis Broadcasting Corp. (Class A) .................. 7,076

COMPUTERS (HARDWARE) - 4.0%
        80,500   Hewlett-Packard Co.  ................................. 4,820
       437,100   *MICROS Systems, Inc.  .............................. 14,465

ELECTRIC COMPANIES - 1.5%
       250,000   NIPSCO Industries, Inc.  ............................. 7,000

ELECTRICAL EQUIPMENT - 1.9%
       105,000   AMP, Inc.  ........................................... 3,609
        60,000   General Electric Co.  ................................ 5,460

FINANCIAL (DIVERSIFIED) - 1.9%
        70,000   Federal National Mortgage Association ................ 4,253
       175,100   Medallion Financial Corp.  ........................... 4,815

FINANCIAL (MISCELLANEOUS) - 3.7%
       410,000   Green Tree Financial Corp. .......................... 17,553

FOODS - 0.7%
       110,000   *ConAgra, Inc.  ...................................... 3,486

HEALTH CARE (DIVERSIFIED) - 2.5%
       235,000   American Home Products Corp.  ....................... 12,161

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERAL) - 1.0%
       208,000   Dura Pharmaceuticals, Inc. ......................... $ 4,654

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 1.3%
        45,000   Merck & Co., Inc.  ................................... 6,019

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.8%
       144,600   Beckman Coulter, Inc.  ............................... 8,423

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
       180,000   Kimberly-Clark Corp.  ................................ 8,258

INSURANCE (MULTI-LINE) - 1.7%
        70,000   Hartford Financial Services Group, Inc.  ............. 8,006

LEISURE TIME (PRODUCTS) - 0.4%
       114,900   Sturm, Ruger & Co., Inc.  ............................ 1,925

LODGING (HOTELS) - 0.9%
       285,000   *Suburban Lodges of America, Inc.  ................... 4,311

MANUFACTURING (DIVERSIFIED) - 0.9%
        55,000   Minnesota Mining & Manufacturing Co.  ................ 4,520

OFFICE EQUIPMENT & SUPPLIES - 1.0%
       440,000   Unisource Worldwide, Inc.  ........................... 4,758

OIL (DOMESTIC INTEGRATED) - 2.2%
       140,000   Mobil Corp.  ........................................ 10,727

OIL (INTERNATIONAL INTEGRATED) - 4.6%
       100,000   Exxon Corp.  ......................................... 7,131
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 5,481
       160,000   Texaco, Inc.  ........................................ 9,550

PAPER & FOREST PRODUCTS - 0.7%
        70,000   Weyerhaeuser Co.  .................................... 3,233

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PERSONAL CARE - 1.1%
        70,000   Avon Products, Inc.  ............................... $ 5,425

RAILROADS - 2.3%
       252,868   GATX Corp.  ......................................... 11,095

REAL ESTATE INVESTMENT TRUST - 7.1%
       790,900   CCA Prison Realty Trust ............................. 24,221
       155,000   First Industrial Realty Trust, Inc.  ................. 4,931
       185,000   Liberty Property Trust ............................... 4,729

RETAIL (DEPARTMENT STORES) - 1.8%
       120,000   J.C. Penney Co., Inc.  ............................... 8,677

RETAIL (FOOD CHAINS) - 1.0%
       191,000   American Stores Co.  ................................. 4,620

SAVINGS & LOANS - 1.5%
       171,000   Washington Mutual, Inc.  ............................. 7,428

SERVICES (DATA PROCESSING) - 2.0%
       135,000   Automatic Data Processing, Inc.  ..................... 9,838

TELEPHONE - 1.9%
       160,000   GTE Corp.  ........................................... 8,900

TOBACCO - 2.2%
       268,300   Philip Morris Cos., Inc.  ........................... 10,564

WASTE MANAGEMENT - 1.7%
       275,900   Landauer, Inc.  ...................................... 8,243
                                                                       ------
TOTAL COMMON STOCKS ................................................. 318,348
                                                                       ------

PREFERRED STOCKS - 17.7%

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.3%
       180,000   Chancellor Media Corp.
                 7.00% Convertible ................................... 25,290
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.9%
       100,000   #Vanstar Financing Trust (144A) 6.75% Convertible (acquired
                 9/27/97) ........................................... $ 4,075

CONTAINERS (METAL & GLASS) - 1.7%
       177,000   Crown Cork & Seal
                 4.50% Convertible .................................... 7,921

CONTAINERS & PACKAGING - 0.7%
        40,500   Newell Financial Trust
                 5.25% Convertible .................................... 2,354
        20,000   #Newell Financial Trust (144A) 5.25% Convertible (acquired
                 6/29/98) ............................................. 1,163

FINANCIAL (DIVERSIFIED) - 3.6%
       245,000   Merrill Lynch & Co.
                 7.875% Covertible ................................... 17,150

OIL & GAS (EXPLORATION & PRODUCTION) - 0.2%
        19,600   Nuevo Energy Co.
                 $2.875 Convertible ..................................... 895

REAL ESTATE INVESTMENT TRUST - 1.3%
       280,000   CCA Prison Realty Trust
                 8.00% Series A Pfd ................................... 6,457

SERVICES (COMMERCIAL & CONSTRUCTION) - 2.3%
       456,200   #Central Parking (144A)
                 5.25% Convertible (acquired 3/18/98) ................ 11,291

TELEPHONE - 1.7%
       148,000   Salomon, Inc.
                 6.25% Exchangeable Convertible to Cincinnati Bell,
                 Inc.  ................................................ 8,279
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 84,875
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 10.2%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTERS (PERIPHERALS) - 1.7%
   $ 8,500,000   Quantum Corp.
                 7.00%, due 8/01/04 ................................. $ 8,118

ELECTRICAL EQUIPMENT - 2.2%
     6,500,000   #SCI Systems, Inc. (144A)
                 5.00%, due 5/01/06 (acquired 4/15/98) ............... 10,676

EQUIPMENT (SEMICONDUCTORS) - 1.3%
     8,000,000   #Cymer, Inc. (144A)
                 7.25%, due 8/05/00 Step Bond (acquired 10/02/97) ..... 6,050

INSURANCE (MULTI-LINE) - 0.9%
     4,750,000   Loews Corp.
                 3.125%, due 9/15/07 .................................. 4,388

LEISURE TIME (PRODUCTS) - 4.1%
    16,400,000   #Family Golf Centers, Inc. (144A) 5.75%, due 10/15/04
                 (acquired 10/10/97) ................................. 19,905
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 49,137
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 6.0%

COMMERCIAL PAPER:
   $ 5,806,000   Countrywide Funding Corp. 6.35%, due 7/01/98 ....... $ 5,806
    22,250,000   Lehman Brothers Holdings, Inc. 6.40%, due 7/01/98 ... 22,250

INVESTMENT COMPANIES:
       993,043   SSgA Prime Money Market Portfolio ...................... 993
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 29,049
                                                                       ------
TOTAL INVESTMENTS - 100.3% .......................................... 481,409
Liabilities, less Other Assets ...................................... (1,508)
                                                                       ------
NET ASSETS ......................................................... $479,901
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $52,761,430 and total value is 11.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the quarter ended June 30, 1998, the SAFECO Northwest Fund returned -2.87% while the average growth fund returned 1.85%, according to Lipper Analytical Services, Inc. For the six months, the fund returned 7.45% versus the Lipper average of 15.11%. For the latest 12 months the Fund was at 17.30% and the peer group at 25.38%. The WM Group Northwest 50 Index returned 0.74% for the quarter, 15.87% for the six months and 26.80% for the one year.
                         [PHOTO OF WILLIAM B. WHITLOW]
   The reasons for our underperformance involve the nature of our investing universe. Tech stocks and Asia-affected stocks did poorly, and the Northwest economy has more tech stocks and roughly twice the Asian exposure of other regions. Further exacerbating the situation is our ownership of a lot of small-cap stocks, which also did poorly. (In the latest quarter, the Russell 2000 Index, which has a median market cap of $395 million versus the Fund's $516 million, tumbled 4.6%.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year                  17.30%
5 Year                  15.00%
Since Inception*        13.66%

*The Funds inception was February 7, 1991. Graph and average annual return comparison begins February 28, 1991.

INVESTMENT VALUE
SAFECO NORTHWEST FUND: $25,576
S&P 500 INDEX: $37,183
WM GROUP NW 50 INDEX: $33,162

                                                   WM GROUP
                 SAFECO           S&P 500           NW 50
             NORTHWEST FUND        INDEX            INDEX
02/28/91         $10,000          $10,000          $10,000
03/31/91          10,295           10,242           10,409
04/30/91          10,597           10,267           10,666
05/31/91          10,958           10,710           11,305
06/30/91          10,317           10,220           10,552
07/31/91          10,932           10,696           11,063
08/31/91          11,385           10,949           11,510
09/30/91          11,106           10,766           11,292
10/31/91          10,995           10,911           11,285
11/30/91          10,318           10,471           10,836
12/31/91          11,573           11,669           12,133
01/31/92          12,072           11,452           12,767
02/28/92          12,459           11,601           12,958
03/31/92          12,185           11,375           12,545
04/30/92          11,757           11,709           11,973
05/31/92          11,879           11,766           11,865
06/30/92          11,504           11,591           11,450
07/31/92          11,769           12,065           11,567
08/31/92          11,453           11,818           11,250
09/30/92          11,931           11,957           11,693
10/31/92          12,329           11,998           12,156
11/30/92          12,850           12,406           12,701
12/31/92          13,202           12,558           12,725
01/31/93          13,255           12,663           12,821
02/28/93          12,605           12,835           12,420
03/31/93          13,097           13,106           12,932
04/30/93          12,563           12,789           12,641
05/31/93          12,835           13,130           12,953
06/30/93          12,715           13,169           12,675
07/31/93          12,610           13,116           12,220
08/31/93          12,966           13,612           12,721
09/30/93          12,957           13,508           12,434
10/31/93          13,125           13,787           12,881
11/30/93          13,178           13,656           13,158
12/31/93          13,338           13,821           13,334
01/31/94          13,574           14,291           13,737
02/28/94          13,917           13,904           13,941
03/31/94          13,327           13,299           13,449
04/30/94          13,295           13,470           13,409
05/31/94          13,499           13,689           13,611
06/30/94          13,154           13,354           13,198
07/31/94          13,347           13,792           13,300
08/31/94          13,948           14,356           14,068
09/30/94          13,629           14,005           13,530
10/31/94          13,499           14,319           13,449
11/30/94          13,164           13,798           13,209
12/31/94          13,131           14,002           13,281
01/31/95          13,294           14,365           13,224
02/28/95          13,629           14,924           13,668
03/31/95          14,085           15,364           14,102
04/30/95          14,269           15,816           14,526
05/31/95          14,486           16,458           14,528
06/30/95          15,200           16,840           15,409
07/31/95          15,992           17,397           15,993
08/31/95          16,133           17,440           16,299
09/30/95          16,220           18,176           16,897
10/31/95          16,029           18,111           16,507
11/30/95          15,995           18,904           16,753
12/31/95          15,780           19,269           16,957
01/31/96          15,930           19,924           17,518
02/28/96          16,415           20,110           17,921
03/31/96          17,409           20,303           17,826
04/30/96          17,882           20,602           18,898
05/31/96          18,183           21,132           19,204
06/30/96          17,804           21,213           19,123
07/31/96          16,960           20,276           18,188
08/31/96          17,503           20,704           19,088
09/30/96          17,778           21,868           19,583
10/31/96          17,327           22,471           19,446
11/30/96          18,088           24,168           20,852
12/31/96          18,153           23,689           21,348
01/31/97          19,469           25,168           22,302
02/28/97          19,481           25,366           22,719
03/31/97          18,656           24,326           22,097
04/30/97          19,327           25,776           23,084
05/31/97          20,617           27,343           24,975
06/30/97          21,804           28,568           26,156
07/31/97          23,675           30,841           28,542
08/31/97          23,055           29,115           27,620
09/30/97          24,203           30,709           29,553
10/30/97          23,068           29,685           27,603
11/30/97          24,074           31,058           29,281
12/31/97          23,802           31,591           28,622
01/31/98          23,582           31,940           28,511
02/28/98          26,002           34,242           31,422
03/31/98          26,332           35,994           32,920
04/30/98          26,979           36,356           32,795
05/31/98          25,012           35,732           31,211
06/30/98          25,576           37,183           33,162

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Innova, a small, communications tech stock affected by Asia cascaded 67% over the quarter as the yen declined, advancing the Japanese's competitive position.
   Both Lattice Semiconductor and Sequent Computer suffered substantial declines for the quarter (45% and 34%, respectively) as Asian orders dwindled. Boeing's postponement of a major order further hurt Sequent. Boeing was down 9% for the six months, but appears to be overcoming the problems created by their attempt to increase production 140%--a difficult task for any management.
   Seattle FilmWorks share price fell, so I bought more. I anticipate better earnings and exciting new product developments going forward. I am not going to sell these hard hit stocks. I think they represent a lot of potential. Eagle Hardware did. We held it through hardware's hard times last year, and in the last three months, it gained 31%.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 5.6%
  (Personal Computer Software)
Eagle Hardware & Garden, Inc.  ...................................... 5.2
  (Home Improvement Center)
Physio-Control International Corp.  ................................. 4.8
  (Medical Equipment Manufacturer)
Costco Companies, Inc.  ............................................. 4.3
  (Wholesale Membership Warehouse)
Starbucks Corp.  .................................................... 4.0
  (Beverage Retailer)
Morrison Knudsen Corp.  ............................................. 3.8
  (Engineering & Construction Services)
Boeing Co.  ......................................................... 3.4
  (Aerospace)
Washington Mutual, Inc.  ............................................ 3.3
  (Savings & Loan)
Weyerhaeuser Co.  ................................................... 3.3
  (Forestry Products)
Expeditors International of Washington, Inc.  ....................... 3.2
  (Freight Forwarding)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Weyerhaeuser Co.  ................................................... $2,394
Morrison Knudsen Corp.  .............................................. 2,204
Seattle FilmWorks, Inc.  ............................................. 1,773
Ambassadors International, Inc.  ..................................... 1,575
Innova Corp.  ........................................................ 1,402


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Alaska Air Group, Inc.  ............................................ $3,597
Burlington Northern Santa Fe Corp.  .................................. 1,430
*NIKE, Inc.  ......................................................... 1,341
*Mentor Graphics Corp.  .............................................. 1,305
Albertson's, Inc.  ................................................... 1,170

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ............................................... 10%
Health Care (Medical Products & Supplies) ................................ 8
Computers (Software & Services) .......................................... 6
Banks (Major Regional) ................................................... 5
Retail (Building Supplies) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE NORTHWEST FUND MANAGER

   We've also benefited from researching, visiting and buying
Morrison Knudsen before Wall Street discovered it. Rescued from chapter 11, given a clean slate and honest management, this construction engineering company is putting together positive earnings.
   Physio-Control (defibrillators) was up over 50% in the last quarter on the news that it would be purchased by Medtronic. Microsoft did well, as usual, up 68% in the last six months. Starbuck's stock continues to perk, as it expands in Europe, and Costco is doing well adding new services.
   With lumber near the bottom of the cycle, I took a full position in Weyerhaeuser. The company represented the best value in the group and has a new CEO, from whom we expect good things.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Large ($4 Bil. and above)       39%
Medium ($1 Bil. - $4 Bil.)       3%
Small (Less than $1 Bil.)       58%

   I also bought Ambassadors International, a Spokane-based specialty travel company, and Cavanaugh, a Spokane-based hotel chain. In addition, I participated in the IPO of Washington Banking. My strategy here is to take small positions of small banks in healthy economies.
   In summary, I feel pretty shaken by the last six months, but whole. I like the valuations of the 38 stocks that comprise the Fund and their outlooks. Our outlook for the Northwest Economy is that it will slow, but continue to outperform the nation. We don't know what toll Asia will take, so we have limited our exposure there. I expect technology to become a bigger component of our economy and offer more consistent growth as the sector matures. It also seems to me, that smaller undervalued companies are bound to return to favor and that good things come to those who wait.

William B. Whitlow
-------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.4%

AEROSPACE/DEFENSE - 3.4%
        57,000   Boeing Co.  ......................................... $2,540

AIR FREIGHT - 3.2%
        53,000   Expeditors International of Washington, Inc.  ........ 2,332

BANKS (DOMESTIC) - 1.2%
        60,000   Heritage Financial Corp.  .............................. 885

BANKS (MAJOR REGIONAL) - 5.3%
        53,625   U.S. Bancorp ......................................... 2,306
        65,962   West Coast Bancorp, Inc.  ............................ 1,624

BANKS (REGIONAL) - 1.1%
        59,000   *Washington Banking Co.  ............................... 796

BIOTECHNOLOGY - 0.9%
        98,000   *Corixa Corp.  ......................................... 674

BUILDING MATERIALS - 2.8%
        68,000   TJ International, Inc.  .............................. 2,049

CHEMICALS (DIVERSIFIED) - 2.8%
        68,000   Penford Corporation .................................. 2,057

COMMUNICATIONS (EQUIPMENT) - 3.5%
        75,000   GST Telecommunications, Inc.  ........................ 1,083
       291,500   *Innova Corp.  ....................................... 1,494

COMPUTERS (HARDWARE) - 4.4%
        30,000   Hewlett-Packard Co.  ................................. 1,796
       125,000   *Sequent Computer Systems, Inc.  ..................... 1,508

COMPUTERS (SOFTWARE & SERVICES) - 5.6%
        38,500   *Microsoft Corp.  .................................... 4,172

ELECTRONICS (SEMOCONDUCTORS) - 3.9%
        31,000   Intel Corp.  ......................................... 2,298
        21,700   *Lattice Semiconductor Corp.  .......................... 616

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 3.8%
       200,000   *Morrison Knudsen Corp.  ............................ $2,813

HEALTH CARE (LONG TERM CARE) - 3.0%
       189,000   *Emeritus Corp.  ..................................... 2,233

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 7.9%
       135,000   *Physio-Control International Corp.  ................. 3,552
       268,000   *Protocol Systems, Inc.  ............................. 2,311

IRON & STEEL - 2.9%
        90,000   Schnitzer Steel Industries, Inc.  2,126

LEISURE TIME (PRODUCTS) - 2.5%
        60,000   *Ambassadors International, Inc.  .................... 1,819

LODGING (HOTELS) - 1.6%
        89,600   *Cavanaughs Hospitality Corp.  ....................... 1,170

PAPER & FOREST PRODUCTS - 3.2%
        52,000   Weyerhaeuser Co.  .................................... 2,402

PHOTOGRAPHY/IMAGING - 3.1%
       293,000   *Seattle FilmWorks, Inc.  ............................ 2,262

RAILROADS - 0.6%
         4,700   Burlington Northern Santa Fe Corp.  .................... 461

RESTAURANTS - 4.0%
        56,000   *Starbucks Corp.  .................................... 2,993

RETAIL (BUILDING SUPPLIES) - 5.2%
       167,000   *Eagle Hardware & Garden, Inc.  ...................... 3,862

RETAIL (DEPARTMENT STORES) - 3.0%
        53,000   *Fred Meyer, Inc.  ................................... 2,253

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (FOOD CHAINS) - 2.4%
        34,000   Albertson's, Inc.  ................................. $ 1,762

RETAIL (GENERAL MERCHANDISE) - 4.3%
        50,000   *Costco Companies, Inc.  ............................. 3,153

SAVINGS & LOANS - 9.7%
        30,000   InterWest Bancorp, Inc.  ............................. 1,301
        64,000   Riverview Bancorp, Inc.  ............................. 1,064
        84,000   *Sterling Financial Corp.  ........................... 1,911
        55,800   Washington Mutual, Inc.  ............................. 2,424
        19,829   WesterFed Financial Corp.  ............................. 486

TELECOMMUNICATIONS (LONG DISTANCE) - 1.3%
       158,000   *General Communications, Inc. (Class A) ................ 958

TELEPHONE - 2.8%
        54,000   *NEXTLINK Communications, Inc. (Class A) ............. 2,044
                                                                        -----
TOTAL COMMON STOCKS .................................................. 73,590

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.9%

INVESTMENT COMPANIES:
      $674,495   SSgA Prime Money Market Portfolio ................... $  674
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 674
                                                                        -----
TOTAL INVESTMENTS - 100.3% ........................................... 74,264
Liabilities, less Other Assets ........................................ (265)
                                                                        -----
NET ASSETS .......................................................... $73,999
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO International Stock Fund beat its peer funds and benchmark index for the six and 12 months ended June 30, 1998. The fund returned 16.00% and 11.59% for the respective periods while the international funds tracked by Lipper Analytical Services, Inc. returned 15.50% and 8.19%. For the six and 12 months, the EAFE index posted 15.10% and 4.55%.
   Strength in our investing themes and cautiousness in approaching Asia helped the portfolio outperform.
   Stocks in Growth in Telecommunications, which comprise 8.82% of net assets, were the largest contributors year to date. German-quoted Mannesmann, our largest holding at 4.2% of net assets, reported ever-increasing earnings. Stocks quoted in Leading Consumer Franchises also did quite well. Nestle (3.3% of net assets) announced sales growth while analysts predict substantial cost savings from recent acquisitions.
   At 20% of net assets, Banking and Finance currently comprise

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year                  11.59%
Since Inception*        14.44%

INVESTMENT VALUE
SAFECO INTERNATIONAL FUND: $13,854
EAFE INDEX: $12,265

                   SAFECO         EAFE
            INTERNATIONAL FUND    INDEX
01/30/96         $10,000         $10,000
02/28/96           9,940           9,650
03/31/96          10,040           9,808
04/30/96          10,290           9,543
05/31/96          10,250           9,896
06/30/96          10,240          10,540
07/31/96           9,840          11,121
08/31/96          10,240          11,301
09/30/96          10,454          10,457
10/31/96          10,585          11,042
11/30/96          11,249          10,194
12/31/96          11,423          10,090
01/30/97          11,382          10,178
02/28/97          11,534          10,630
03/31/97          11,463          11,299
04/30/97          11,514          11,633
05/31/97          12,050          11,711
06/30/97          12,414          11,640
07/31/97          12,850          11,715
08/31/97          11,747          11,044
09/30/97          12,556          11,662
10/30/97          11,514          10,766
11/30/97          11,585          10,656
12/31/97          11,943          10,749
01/30/98          12,203          11,241
02/28/98          13,013          11,962
03/31/98          13,522          12,330
04/30/98          13,594          12,413
05/31/98          13,719          12,339
06/30/98          13,854          12,265

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE INTERNATIONAL STOCK FUND MANAGER

our largest sector. Good prospects for continued economic recovery buoyed by low interest rates and expectations for further consolidation contributed to a run up for European Financial stocks. Within the portfolio, Banco de Santander, which announced it would acquire another Spanish bank, was a standout.
   Stocks in Healthcare Needs had a good first quarter led by Zeneca, which posted significant increases in profits and sales. Glaxo Wellcome advanced and then retreated on the news that it would and then would not merge with SmithKline Beecham.
   Most of the portfolio's negative contributions came from stocks either quoted in or with significant earnings' exposure to Asia.
   The portfolio's hedging program remains in place and has added value over the year to date. We maintain hedges against the Japanese yen, the German deutschemark, the Swiss franc and the British pound.
   Our largest concentration of equities (30.20% of net assets) is

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mannesmann AG ...................................................... 4.2%
  (Machinery & Engineering)
Internationale Nederladen Groep NV .................................. 4.1
  (Banking & Finance)
Nestle SA ........................................................... 3.3
  (Food)
Novartis AG ......................................................... 3.1
  (Pharmaceuticals)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 2.9
  (Insurance)
Barclays, plc ....................................................... 2.8
  (Banking & Finance)
B.A.T. Industries, plc .............................................. 2.7
  (Tobacco)
Sony Corp.  ......................................................... 2.7
  (Audio/Video Products)
News Corp., Ltd.  ................................................... 2.6
  (Television & Publishing)
Canon, Inc.  ........................................................ 2.6
  (Office Equipment)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 30%
Japan ................................................................... 13
Switzerland ............................................................. 13
Germany ................................................................. 10
Netherlands ............................................................. 10


TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Union Bank of Switzerland AG .......................................... $284
Alcatel Alsthom ........................................................ 216
Vivendi ................................................................ 205
Internationale Nederlanden Groep NV .................................... 197
Axa .................................................................... 192

TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Novartis AG ........................................................... $261
Siemens AG ............................................................. 221
Schweizerische Rueckversicherungs- Gesellschaft ........................ 211
*BTR, plc .............................................................. 153
*General Electric Co., plc ............................................. 113
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
in the UK. Stocks there benefited by the lowest interest rate levels in more than 30 years. The Bank of England gave the market a jolt at the beginning of June with a surprise 25 basis points increase in rates. Also of interest, in the UK the mid-cap sector continued its outperformance of large-cap stocks.
   Low bond yields, the receding Asian crisis, a positive Wall Street backdrop, surging liquidity as International managers cutback their allocations to Asia, satisfactory corporate earnings and the prospect of further consolidation all played a part in pushing the Continental European markets higher. Italy and Spain performed especially well. Though interest-rate fears shadowed the start of the second quarter, by May the continental markets were strong again.
   Asian markets rebounded during February to have the majority of the year's gains erased during April. Hong Kong was very weak in the second quarter with two-thirds of announced company earnings coming in below expectations. Asian markets remained on the downward spiral during June, dragged down by weaker currencies, falling property prices, and an ever-rising number of non-performing loans in the financial sector.
   Sentiment regarding Japan remains somewhat negative, following uninspiring Japanese government packages and the yen's continued weakening against the dollar. However, we see signs of reform on the margins. Share buybacks, mergers and acquisitions, together with corporate restructuring, gives us cause for optimism about Japan on a company-by-company basis, and we currently have 13.4% of net assets invested there. We will remain highly selective in our approach to the rest of Asia.
   Our focus remains primarily on European-quoted companies, particularly in the telecom, pharmaceutical and financial sectors. We believe that in the short-term these companies are best poised to outperform.
   We will continue to maintain a fully invested portfolio using a fundamental, value-oriented prospective.

Bank of Ireland
Asset Management (U.S.) Limited
-------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.4%

AUSTRALIA - 5.0%
        24,900   National Australia Bank, Ltd.  ........................ $328
                 (Banking & Finance)
        59,600   News Corp., Ltd.  ...................................... 485
                 (Television & Publishing)
        41,800   Telstra Corp., Ltd.  ................................... 107
                 (Telecommunications)

CANADA - 0.6%
         1,800   Royal Bank of Canada ................................... 108
                 (Banking & Finance)

DENMARK - 0.5%
           930   Tele Danmark AS-B ....................................... 89
                 (Telecommunications)

FRANCE - 6.2%
         1,108   Alcatel Alsthom ........................................ 225
                 (Telecommunications)
         1,730   Axa .................................................... 194
                 (Multi-Line Insurance)
         2,830   Michelin "B" ........................................... 163
                 (Tire & Rubber)
         2,530   Total SA ............................................... 329
                 (Oil & Gas)
         1,094   Vivendi ................................................ 233
                 (Holding Co. - Diversified)

GERMANY - 9.8%
           154   Bayerische Motoren Werke AG ............................ 155
                 (Automobiles)
         2,570   Bayerische Vereinsbank AG .............................. 218
                 (Banking & Finance)
         5,455   Hoechst AG ............................................. 274
                 (Chemicals)
         7,500   Mannesmann AG .......................................... 771
                 (Machinery & Engineering)
         3,915   VEBA AG ................................................ 263
                 (Utilities - Electric)
           204   Viag AG ................................................ 140
                 (Manufacturing - Diversified)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HONG KONG - 1.1%
         8,200   HSBC Holdings, plc .................................... $201
                 (Banking & Finance)

IRELAND - 0.1%
         9,900   Smurfit (Jefferson) Group ............................... 29
                 (Paper Products)

ITALY - 2.1%
        14,053   Ente Nazionale Idrocarburi SpA .......................... 92
                 (Oil & Gas)
        39,933   Telecom Italia SpA ..................................... 294
                 (Telecommunications)

JAPAN - 13.4%
        21,000   Canon, Inc.  ........................................... 477
                 (Office Equipment)
         9,000   Dai Nippon Printing Co., Ltd.  ......................... 144
                 (Commercial Printing)
         8,000   Honda Motor Co., Ltd.  ................................. 285
                 (Automobiles)
        11,000   Kao Corp.  ............................................. 170
                 (Cosmetics & Toiletries)
           900   Keyence Corp.  .......................................... 98
                 (Electronics)
         4,000   Murata Manufacturing Co., Ltd.  ........................ 130
                 (Electronics)
         2,000   Rohm Co., Ltd.  ........................................ 206
                 (Electronics)
        10,000   Shiseido Co., Ltd.  .................................... 114
                 (Cosmetics & Toiletries)
         5,700   Sony Corp.  ............................................ 491
                 (Audio/Video Products)
        14,000   Takeda Chemical Industries ............................. 373
                 (Medical - Drugs)

MALAYSIA - 0.2%
        16,000   Hume Industries Berhad .................................. 12
                 (Building Materials)
        45,000   Sime Darby Berhad ....................................... 31
                 (Conglomerates)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MEXICO - 0.3%
        35,500   Grupo Financiero Series B ............................. $ 67
                 (Banking & Finance)

NETHERLANDS - 9.6%
         7,148   ABN Amro Holdings NV ................................... 167
                 (Banking & Finance)
         9,450   Elsevier NV ............................................ 143
                 (Publishing)
        11,522   Internationale Nederlanden Groep NV .................... 755
                 (Banking & Finance)
         3,275   Koninklijke Ahold NV ................................... 105
                 (Retail Grocery)
         5,160   Koninklijke KPN NV ..................................... 199
                 (Telecommunications)
         2,800   Koninklijke Numico NV ................................... 88
                 (Food)
         3,480   Royal Dutch Petroleum Co.  ............................. 193
                 (Oil & Gas)
         5,160   TNT Post Group NV ...................................... 132
                 (Commercial Services)

PHILIPPINES - 0.2%
        35,300   San Miguel Corp. (Class B) .............................. 46
                 (Wine & Spirits, Food)

PORTUGAL - 0.3%
         2,175   Electricidade de Portugal, S.A.  ........................ 51
                 (Electric - Integrated)

SINGAPORE - 2.1%
        27,000   City Developments, Ltd.  ................................ 75
                 (Real Estate)
        31,200   Development Bank of Singapore, Ltd.  ................... 173
                 (Banking & Finance)
        17,800   Fraser & Neave, Ltd.  ................................... 48
                 (Beverages)
        13,972   Singapore Press Holdings, Ltd.  ......................... 93
                 (Publishing)
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SPAIN - 2.0%
        13,260   Banco Santander SA .................................... $340
                 (Banking & Finance)
           550   Telefonica S.A.  ........................................ 25
                 (Telecommunications)

SWITZERLAND - 13.4%
           142   Alusuisse-Lonza Holding AG ............................. 180
                 (Holding Co. - Diversified)
           287   Nestle SA .............................................. 614
                 (Food)
           344   Novartis AG ............................................ 572
                 (Pharmaceuticals)
            25   Roche Holding AG ....................................... 246
                 (Pharmaceuticals)
           211   Schweizerische Rueckversicherungs-Gesellschaft 534
                 (Insurance)
           910   Union Bank of Switzerland AG ........................... 338
                 (Banking & Finance)

THAILAND - 0.3%
        45,000   Bangkok Bank Public Co., Ltd. ........................... 56
                 (Banking & Finance)

UNITED KINGDOM - 30.2%
        51,030   B.A.T. Industries, plc ................................. 509
                 (Tobacco)
        17,950   Barclays, plc .......................................... 518
                 (Banking & Finance)
        20,050   Cable & Wireless, plc .................................. 244
                 (Telecommunications)
        12,530   Cadbury Schweppes, plc ................................. 194
                 (Beverages)
        24,630   Diageo, plc ............................................ 293
                 (Beverages)
        14,560   Glaxo Wellcome, plc .................................... 438
                 (Pharmaceuticals)
        21,950   Granada Group, plc ..................................... 404
                 (Leisure)
         8,550   Kingfisher, plc ........................................ 138
                 (Retail - Drug Store)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        31,340   Ladbroke Group, plc ................................. $  173
                 (Hotels & Property Management)
        28,090   Lloyds Bank, plc ....................................... 392
                 (Banking & Finance)
         4,720   National Westminster Bank, plc .......................... 84
                 (Banking & Finance)
        26,420   Prudential Corp., plc .................................. 348
                 (Insurance)
        24,010   Safeway, plc ........................................... 158
                 (Retail - Grocery)
         7,400   Scottish Power, plc ..................................... 65
                 (Utilities - Electric)
        44,350   Shell Transport & Trading Co., plc ..................... 311
                 (Oil & Gas)
        14,950   Siebe, plc ............................................. 299
                 (Industrial & Electronic Equipment)
        23,100   TI Group, plc .......................................... 177
                 (Manufacturing)
        35,720   Vodafone Group, plc .................................... 453
                 (Telecommunications)
         9,465   Zeneca Group, plc ...................................... 405
                 (Pharmaceuticals)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 18,072
                                                                        -----
TOTAL INVESTMENTS - 97.4% ............................................ 18,072
                 Domestic Cash .......................................... 666
                 Foreign Cash ............................................ 68
                 Liabilities, less Other
                 Assets ............................................... (257)
                                                                        -----
                                                                          477
                                                                        -----
NET ASSETS .......................................................... $18,549
                                                                        -----
                                                                        -----

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       20.2%
Pharmaceuticals                                                          11.0
Telecommunications                                                        8.8
Food                                                                      6.2
Insurance                                                                 5.8
Electrical Equipment & Electronics                                        5.0
Oil & Gas                                                                 5.0
Machinery - Diversified                                                   4.2
Publishing                                                                3.9
Automobiles                                                               3.1
Leisure Time                                                              3.1
Tobacco                                                                   2.7
Office Equipment & Supplies                                               2.6
Electric Utility                                                          2.0
Manufacturing                                                             1.7
Building Materials                                                        1.7
Cosmetics                                                                 1.5
Chemicals                                                                 1.5
Construction & Engineering                                                1.3
Beverages                                                                 1.3
Holding Company Diversified                                               1.1
Tire & Rubber                                                             0.9
Retail - Grocer                                                           0.8
Retail - Drug Stores                                                      0.7
Transportation                                                            0.7
Real Estate                                                               0.4
Paper & Forest Products                                                   0.2
                                                                         ----
                                                                        97.4%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the quarter, year-to-date and 12-month periods ended June 30, the Balanced Fund returned -1.1%, 6.3% and 13.1%, respectively. This compares unfavorably to the average balanced fund, which returned 1.2%, 8.9% and 17.6% for the same periods, according to Lipper Analytical Services, Inc. A composite 60%/40% of the S&P 500 Index and the Lehman Government/ Corporate Index returned 3.02%, 12.29% and 22.60% for the quarter, year-to-date and 12-month periods, respectively, ended June 30, 1998.
   There are three main reasons the SAFECO Balanced Fund lagged other balanced mutual funds and the composite index. All of them have to do
with our conservatism.       [PHOTO OF REX BENTLEY]

   In a period when the ideal asset mix was growth stocks, long bonds, and as much equity exposure as possible, we owned value stocks, intermediate bonds and had a mid-range equity allocation. While our strategy has underperformed recently, there is ample historical evidence that our equity and fixed income strategies produce better risk-adjusted returns over time, and we are

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year                  13.08%
Since Inception*        14.28%

INVESTMENT VALUE
SAFECO BALANCED FUND: $13,806
60% S&P 500/40% LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX: $15,535

                60% S&P 500/40%
                LEHMAN BROTHERS
                GOVERNMENT/SAFECO     CORPORATE
                 BALANCED FUND          INDEX
01/30/96            $10,000            $10,000
02/28/96              9,950              9,971
03/31/96             10,017              9,995
04/30/96             10,077             10,056
05/31/96             10,218             10,204
06/30/96             10,345             10,282
07/31/96             10,112             10,019
08/31/96             10,243             10,136
09/30/96             10,599             10,550
10/31/96             10,813             10,823
11/30/96             11,272             11,393
12/31/96             11,140             11,207
01/30/97             11,473             11,632
02/28/97             11,567             11,697
03/31/97             11,163             11,354
04/30/97             11,414             11,826
05/31/97             11,896             12,302
06/30/97             12,209             12,691
07/31/97             12,905             13,452
08/31/97             12,420             12,940
09/30/97             12,760             13,447
10/30/97             12,621             13,264
11/30/97             12,834             13,660
12/31/97             12,993             13,858
01/31/98             13,083             14,028
02/28/98             13,654             14,623
03/31/98             13,964             15,090
04/30/98             13,885             15,212
05/31/98             13,761             15,105
06/30/98             13,806             15,535

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

confident they will again.
   The biggest factor working against us was our equity investment style, which favors low price/earnings ratios (P/E), high dividends and low price-to-book value. As most of the S&P 500's gains over the past year have come from high P/E stocks, funds using a growth style have produced much better returns than our value style has delivered. (The report on the SAFECO U.S. Value Fund on page 42 provides a detailed discussion of how value stocks have lagged stocks with growth characteristics by a wide margin.)

   The second factor that worked against the relative returns for the Balanced Fund is our fixed-income strategy. While we favor intermediate maturities, long bonds provided considerably higher returns over the past quarter and year as rates declined.
         Our allocation to stocks of just below 60% (in an allowable range of 50% to 70% equities) also hurt us. While a more aggressive equity
                           [PHOTO OF LYNETTE SAGVOLD]
                           [PHOTO OF MICHAEL HUGHES]

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc.  ........................... 1.9%
  (Insurance Company)
Kimberely-Clark Corp.  .............................................. 1.8
  (Manufacturing & Marketing Personal Care Products)
Mobil Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
Texaco, Inc.  ....................................................... 1.6
  (Oil/Gas Exploration & Production)
Boeing Co.  ......................................................... 1.6
  (Aerospace)
GTE Corp.  .......................................................... 1.5
  (Telecommunications)
Chase Manhattan Corp.  .............................................. 1.5
  (Bank)
Avon Products, Inc.  ................................................ 1.5
  (Beauty Care Products)
Anheuser-Busch Co., Inc.  ........................................... 1.5
  (Brewery)
Merck & Co., Inc.  .................................................. 1.5
  (Health Care Products)

TOP FIVE PURCHASES
(COMMON STOCKS)
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Texaco, Inc.  ......................................................... $301
KeyCorp ................................................................ 258
Dean Foods Co.  ........................................................ 221
American General Corp.  ................................................ 215
Beckman Coulter, Inc.  ................................................. 204


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Amoco Corp.  ......................................................... $290
*Bestfoods ............................................................. 255
*General Signal Corp.  ................................................. 238
*Harsco Corp.  ......................................................... 203
American Home Products Corp.  .......................................... 197

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Manufacturing (Diversified) ............................................. 4%
Telephone ................................................................ 4
Oil (Domestic Integrated) ................................................ 3
Health Care (Diversified) ................................................ 3
Foods .................................................................... 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

weighting would have improved our relative returns, we are comfortable with this asset mix in a stock market that is selling at 21 times its expected earnings.
   During the quarter, additions to the portfolio included: New York Times Company, Century Telephone Enterprises, KeyCorp, Halliburton, and Dean Foods. We deleted positions in Harsco, First Data Corp., Baxter International, and Bestfoods.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Common Stocks
  Large ($4 Bil. and above)     50%
  Medium ($1 Bil. - $4 Bil.)     8%
  Small (Less than $1 Bil.)      1%
Corporate Bonds                 12%
Asset Backed Securities          6%
U.S. Government Securities      20%
Cash and Other                   3%

   The swap out of Bestfoods and into Dean Foods is a good example of value investing. While both companies are expected to grow around 12% over the long-term, Dean Foods sells at a P/E of less than 18 times next year's earnings, while Bestfoods' P/E was just over 26 times when we sold it. By purchasing Dean Foods, we get the same expected growth rate at a 30% lower P/E.
   In the fixed-income portion of the portfolio, we sold some holdings in the very rich 10-year maturity sector of the yield curve and bought a higher yielding combination of securities with maturities of two and 20 years. The swap was essentially duration neutral.
   We concentrated our holdings in issues insulated from the problems in Asia, such as U.S. Treasuries and agency mortgage-backed securities and notes. We also moved into and out of the investment-grade corporate bonds as this sector cheapened, richened, and cheapened again relative to U.S. Treasuries.
   At quarter end, the fixed-income assets we held were 54% in U.S. Treasury obligations, 31% in high-grade corporate bonds, 13% in mortgage-backed securities, and 2% in AAA asset-backed securities. The effective duration was
5.6 years on June 30, 1998, slightly longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.5 years.

Rex Bentley, Stocks
Lynette D. Sagvold, Stocks
Michael Hughes, Bonds
-------------------------------
Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 58.8%
AEROSPACE/DEFENSE - 1.6%
         6,600   Boeing Co.  ........................................... $294

BANKS (MAJOR REGIONAL) - 2.5%
         6,300   KeyCorp ................................................ 224
         3,100   NationsBank Corp.  ..................................... 237

BANKS (MONEY CENTER) - 1.5%
         3,600   Chase Manhattan Corp.  ................................. 272

BANKS (REGIONAL) - 1.1%
         3,630   Banc One Corp.  ........................................ 204

BEVERAGES (ALCOHOLIC) - 1.4%
         5,700   Anheuser-Busch Co., Inc.  .............................. 269

BUILDING MATERIALS - 1.1%
         3,100   Armstrong World Industries, Inc.  209

CHEMICALS - 1.4%
         5,600   Praxair, Inc.  ......................................... 262

COMMUNICATIONS EQUIPMENT - 1.1%
         3,800   Motorola, Inc.  ........................................ 200

COMPUTERS (HARDWARE) - 1.8%
         4,000   Hewlett-Packard Co.  ................................... 239
         7,900   *Sequent Computer Systems, Inc.  ........................ 95

COMPUTERS (PERIPHERALS) - 0.5%
         4,700   *Quantum Corp.  ......................................... 98

ELECTRIC COMPANIES - 2.3%
         9,200   NIPSCO Industries, Inc.  ............................... 258
         3,700   New Century Energies, Inc.  ............................ 168

ELECTRICAL EQUIPMENT - 0.6%
         3,300   AMP, Inc.  ............................................. 113

ELECTRONICS (SEMICONDUCTORS) - 1.0%
         2,500   Intel Corp.  ........................................... 185

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.3%
         3,400   American General Corp.  ............................... $242
         3,000   Federal National Mortgage Association .................. 182

FOODS - 2.8%
         8,100   ConAgra, Inc.  ......................................... 257
         4,600   Dean Foods Co.  ........................................ 253

HEALTH CARE (DIVERSIFIED) - 2.9%
         3,200   Abbott Laboratories .................................... 131
         4,000   American Home Products Corp.  . 207
         2,800   Johnson & Johnson ...................................... 207

HEALTH CARE (DRUGS-MAJOR PHARMUCEUTICALS) - 1.4%
         2,000   Merck & Co., Inc.  ..................................... 267

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.3%
         4,000   Beckman Coulter, Inc.  ................................. 233

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.8%
         7,100   Kimberly-Clark Corp.  .................................. 326

INSURANCE (MULTI-LINE) - 1.9%
         3,000   Hartford Financial Services Group, Inc.  ............... 343

MANUFACTURING (DIVERSIFIED) - 4.3%
         3,800   AlliedSignal, Inc.  .................................... 169
         6,600   Corning, Inc.  ......................................... 229
         4,500   Crane Co.  ............................................. 219
         2,100   Minnesota Mining & Manufacturing Co.  .................. 173

OFFICE EQUIPMENT & SUPPLIES - 0.6%
        10,000   Unisource Worldwide, Inc.  ............................. 108

OIL (DOMESTIC INTEGRATED) - 3.1%
         3,300   Atlantic Richfield Co.  ................................ 258
         4,100   Mobil Corp.  ........................................... 314

OIL (INTERNATIONAL INTEGRATED) - 1.6%
         5,000   Texaco, Inc.  .......................................... 298

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
         3,600   Halliburton Co.  .................................... $  160

PAPER & FOREST PRODUCTS - 1.0%
         4,400   International Paper Co.  ............................... 189

PERSONAL CARE - 1.5%
         3,500   Avon Products, Inc.  ................................... 271

PUBLISHING (NEWSPAPERS) - 0.8%
         2,000   New York Times Co. (Class A) ........................... 158

RAILROADS - 1.1%
         2,100   Burlington Northern Santa Fe Corp.  .................... 206

REAL ESTATE INVESTMENT TRUST - 1.2%
         3,500   First Industrial Realty Trust, Inc.  . 111
         4,100   Liberty Property Trust ................................. 105

RETAIL (DEPARTMENT STORES) - 2.6%
         3,600   J.C. Penney Co., Inc.  ................................. 260
         3,300   May Department Stores Co.  ............................. 216

RETAIL (FOOD CHAINS) - 1.2%
         9,500   American Stores Co.  ................................... 230

SERVICES (DATA PROCESSING) - 2.1%
         3,000   Automatic Data Processing, Inc.  219
         4,200   Electronic Data Systems Corp.  ......................... 168

TELEPHONE - 3.6%
         4,800   Bell Atlantic Corp.  ................................... 219
         3,500   Century Telephone Enterprises, Inc.  ................... 161
         5,100   GTE Corp.  ............................................. 284

TOBACCO - 0.9%
         4,200   Philip Morris Cos., Inc.  .............................. 165
                                                                        -----
TOTAL COMMON STOCKS .................................................. 10,865
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CORPORATE BONDS - 11.9%

BANKING & FINANCE - 0.6%
      $100,000   Grand Metropolitan Investment Corp.
                 8.625%, due 8/15/01 ................................... $107

BANKS (MAJOR REGIONAL) - 0.5%
       100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 ..................................... 101

BANKS (MONEY CENTER) - 1.2%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 109
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 108

BANKS (REGIONAL) - 0.3%
        60,000   U.S. Bancorp.
                 6.75%, due 10/15/05 ..................................... 62

BUILDING MATERIALS - 0.7%
       125,000   Hanson Overseas
                 6.75%, due 9/15/05 ..................................... 129

ELECTRIC COMPANIES - 0.3%
        50,000   Oklahoma Gas & Electric Energy Corp.
                 6.50%, due 7/15/17 ...................................... 52

ENGINEERING & CONSTRUCTION - 0.4%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 82

FINANCE (CONSUMER) - 0.5%
        85,000   Household Finance Corp.
                 7.25%, due 7/15/03 ...................................... 89

FINANCIAL (DIVERSIFIED) - 2.1%
        80,000   General Motors Acceptance Corp.
                 6.875%, due 7/15/01 ..................................... 82
       100,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 104
                 St. Paul Companies, Inc.
        75,000   7.33%, due 8/18/06 ...................................... 81
       110,000   7.05%, due 3/07/07 ..................................... 118

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCIAL (MISCELLANEOUS) - 1.1%
      $100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 .................................. $  99
        95,000   McDonnell Douglas Corp.
                 6.83%, due 5/21/01 ...................................... 97

INVESTMENT BANKING/BROKERAGE - 1.3%
       130,000   Donaldson Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 .................................... 135
       105,000   Lehman Brothers Holdings, Inc.
                 6.50%, due 4/15/08 ..................................... 105

PETROLEUM & PETROLEUM SERVICES - 0.5%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ..................................... 101

RETAIL (COMPUTERS & ELECTRONICS) - 1.1%
       200,000   Tandy Corp.
                 6.95%, due 9/01/07 ..................................... 208

RETAIL (GENERAL MERCHANDISE) - 0.6%
       100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/01/03 ..................................... 104

RETAIL (SPECIALTY) - 0.3%
        50,000   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ...................................... 51

UTILITIES - 0.4%
        75,000   Allegheny Generating Co.
                 5.625%, due 9/01/03 ..................................... 73
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,197
                                                                        -----

U.S. GOVERNMENT SECURITIES - 20.5%

U.S. TREASURY NOTES - 20.5%
     1,165,000   7.50%, due 11/15/16 .................................. 1,399
     1,900,000   7.25%, due 8/15/04 ................................... 2,068
       240,000   6.875%, due 3/31/00 .................................... 245
        45,000   6.375%, due 9/30/01 ..................................... 46
        25,000   5.75%, due 12/31/98 ..................................... 25
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 3,783
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ASSET BACKED SECURITIES - 5.9%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 4.6%
      $196,802   DLJ MTG 1998-CF1 A1A
                 6.14%, due 10/15/06 ................................. $  197
       200,000   FHLMC REMIC 1688
                 6.00%, due 10/15/07 .................................... 200
       125,000   FNMA G93-33J
                 6.75%, due 6/25/22 ..................................... 129
       100,000   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 101
       125,000   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 128
       100,000   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 102

CONSUMER (FINANCE) - 0.9%
        93,386   AFG Receivables Trust
                 6.20%, due 2/15/03 ...................................... 94
        75,000   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 75

FINANCIAL (DIVERSIFIED) - 0.4%
        75,000   FNMA (Class C)
                 6.74%, due 8/25/07 ...................................... 79
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 1,105
                                                                        -----

TEMPORARY INVESTMENTS - 2.5%

INVESTMENT COMPANIES:
       469,897   SSgA Prime Money Market Portfolio ...................... 470
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 470
                                                                        -----
TOTAL INVESTMENTS - 99.6% ............................................ 18,420
Other Assets, less Liabilities ........................................... 66
                                                                        -----
NET ASSETS .......................................................... $18,486
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Small Company Stock Fund finished the six and twelve months ending June 30, 1998, far ahead of its peers and benchmark index.
   For the latest six months, the Fund earned 14.62%, more than double the 6.48% return of the average small cap fund, according to Lipper Analytical Services, Inc. and the 5.27% return according to Russell 2000 Index.
                             [PHOTO OF GREG EISEN]

   For the last 12 months, the Fund earned a return of 31.30%, versus the peer group's 17.68%. That placed the SAFECO Small Company Stock Fund in the top 5% of its peer group, with a ranking of 24 of 526 funds for the year ended June 30, 1998. The Russell 2000 Index returned 16.79%.
   For the quarter just ended, the Fund performed near the average of the peer group and its benchmark index (-4.23%, versus the peer group's -4.11% and the Russell 2000 Index's -4.57%.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

1 Year               31.30%
Since Inception*     26.58%

INVESTMENT VALUE
SAFECO SMALL COMPANY FUND: $17,677
RUSSELL 2000 INDEX: $15,010

            SAFECO SMALL      RUSSELL
            COMPANY FUND    2000 INDEX
01/30/96       $10,000       $10,000
02/28/96        10,150        10,312
03/31/96        10,490        10,522
04/30/96        11,550        11,084
05/31/96        12,350        11,521
06/30/96        12,030        11,048
07/31/96        11,220        10,083
08/31/96        11,910        10,668
09/30/96        12,183        11,085
10/31/96        12,162        10,914
11/30/96        12,024        11,364
12/31/96        12,501        11,662
01/30/97        12,606        11,895
02/28/97        12,342        11,606
03/31/97        11,918        11,058
04/30/97        11,675        11,089
05/31/97        12,786        12,324
06/30/97        13,464        12,852
07/31/97        14,385        13,452
08/31/97        14,670        13,756
09/30/97        16,121        14,760
10/30/97        15,538        14,103
11/30/97        15,443        14,007
12/31/97        15,423        14,259
01/31/98        15,325        14,042
02/28/98        16,886        15,095
03/31/98        18,458        15,729
04/30/98        19,119        15,815
05/31/98        18,078        14,967
06/30/98        17,677        15,010

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE SMALL COMPANY STOCK FUND MANAGER

   The six and 12-month outperformance is due to large gains in numerous individual stocks. In other words, the results are attributable to stock selection. As of June 30, three of our stocks-- Penederm, Platinum Software, and Ovid Technologies--were up 100% or better on a year-to-date basis. Each of these was purchased in a large enough weighting to contribute meaningfully to the return of the Fund. Many of our other picks had double-digit gains.
   Penederm, already our largest position, increased substantially on the news it would be purchased by Mylan. Platinum Software is simply a company with a good product (enterprise software) that overcame poor management. Ovid, an internet stock that aggregates and sells access to published medical information, remains one of my favorites. The company is already profitable building a great franchise and positioning itself as the gatekeeper to medical information retrieval. Stage Stores, a retailer making cosmopolitan margins in lower cost locations, also held its place in our top ten.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Penederm, Inc.  .................................................... 5.3%
  (Drug Delivery System)
Cole National Corp. (Class A) ....................................... 4.4
  (Specialty Retailer)
Platinum Software Corp.  ............................................ 4.2
  (Applications Software)
Litchfield Financial Corp.  ......................................... 3.9
  (Financial Services)
Chart Industries, Inc.  ............................................. 3.8
  (Industrial Equipment)
Walker Interactive Systems, Inc.  ................................... 3.5
  (Software Services)
Stage Stores, Inc.  ................................................. 3.4
  (Retail Store)
Ovid Technologies, Inc.  ............................................ 3.4
  (Software Developer)
Zindart Limited (ADR) ............................................... 3.3
  (Manufacturer)
Equitrac Corp.  ..................................................... 3.1
  (Computer System Solutions)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Walker Interactive Systems, Inc.  ................................... $2,510
Pentegra Dental Group, Inc.  ......................................... 2,095
Chart Industries, Inc.  .............................................. 1,904
Zindart Limited (ADR) ................................................ 1,880
Innova Corp.  ........................................................ 1,770


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Ocwen Asset Investment Corp.  ...................................... $1,393
*Essex Property Trust, Inc.  ......................................... 1,381
*Tracor, Inc.  ....................................................... 1,324
*World Access, Inc.  ................................................. 1,187
*Dynamex, Inc.  ...................................................... 1,125

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Personal Care .......................................................... 11%
Computers (Software & Services) ......................................... 10
Manufacturing (Diversified) .............................................. 7
Health Care (Specialized Services) ....................................... 6
Health Care (Medical Products & Supplies) ................................ 6
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   Litchfield Financial is new to our top holdings and has consistent earnings growth. It is a financial services company that specializes in rural land and time-share loans. I increase our holdings with them each time the price moves into the range of what
I think represents good value.
   Chart Industries manufactures gas containment tanks and related equipment. It has currently come under some pressure, but has earnings growth and free cash flow that look good for the long term. Furthermore, Chart's acquisition of a similar UK company should soon add to earnings in what is already a profitable business.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Mid-Cap ($1 billion - $4 billion)        3%
Small-Cap (under $1 billion)            90%
     Large (over $750 million)           0%
     Medium ($250 - $750 million)       19%
     Small (under $250 million)         71%
Cash and Other                           7%

   We witnessed a full 10% correction in the Russell 2000 Index from April 21st to late June, something the large cap universe did not have to endure.
   Looking at the rest of 1998, the small cap sector is very well positioned compared to large caps. As a group they are cheaper on most valuation measures, and I believe they can grow earnings at a faster rate than the S&P 500.
   The Fund will remain invested in broadly diversified small cap stocks that we believe are good businesses at good values relative to their earnings prospects, or cheap by some other yardstick. It will also remain broadly diversified across a range of industry sectors.

Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 88.2%

AEROSPACE/DEFENSE - 4.9%
       147,750   *Hawker Pacific Aerospace ........................... $1,644
       134,950   *International Aircraft Investors .................... 1,164

BANKS (MAJOR REGIONAL) - 0.1%
         4,800   UnionBancorp, Inc.  ..................................... 89

BANKS (REGIONAL) - 2.8%
        40,300   *Cowlitz Bancorp ....................................... 484
        49,459   *Hanmi Bank (Los Angeles, CA) .......................... 977
        11,300   *VRB Bancorp ........................................... 113

BIOTECHNOLOGY - 0.3%
       124,300   *Energy BioSystems Corp.  .............................. 171

COMMUNICATIONS EQUIPMENT - 0.5%
        55,500   *Innova Corp.  ......................................... 284

COMPUTERS (HARDWARE) - 6.2%
        89,600   *Equitrac Corp.  ..................................... 1,781
        37,600   *MICROS Systems, Inc.  ............................... 1,244
        42,600   *Optimal Robotics Corp.  ............................... 500

COMPUTERS (SOFTWARE & SERVICES) - 10.0%
        98,650   *Platinum Software Corp.  ............................ 2,404
        54,200   *SPSS, Inc.  ......................................... 1,260
       135,400   *Walker Interactive Systems, Inc.  ................... 1,997

ELECTRICAL EQUIPMENT - 1.3%
       111,000   *Integrated Sensor Solutions, Inc.  .................... 590
        22,570   *ZEVEX International, Inc.  ............................ 161

FINANCIAL (DIVERSIFIED) - 6.2%
       106,675   Litchfield Financial Corp.  .......................... 2,240
        84,100   *Ragen Mackenzie Group, Inc.  ........................ 1,272

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.2%
        32,800   Hooper Holmes, Inc.  ................................. $ 689
       500,000   *InnerDyne, Inc.  .................................... 1,281
        79,000   *Vallen Corp.  ....................................... 1,570

HEALTH CARE (SPECIALIZED SERVICES) - 6.3%
        80,900   *Ovid Technologies, Inc.  ............................ 1,921
       245,000   *Pentegra Dental Group, Inc.  ........................ 1,684

INSURANCE (PROPERTY-CASUALTY) - 1.0%
        49,500   *American Safety Insurance Group, Ltd.  ................ 582

MACHINERY (DIVERSIFIED) - 3.8%
        91,000   Chart Industries, Inc.  .............................. 2,173

MANUFACTURING (DIVERSIFIED) - 7.5%
        73,300   *Lancer Corp.  ....................................... 1,182
       187,000   *Plasma-Therm, Inc.  ................................. 1,169
       138,600   *Zindart Limited (ADR) ............................... 1,880

OIL & GAS (EXPLORATION & PRODUCTION) - 1.7%
       134,700   Patina Oil & Gas Corp.  ................................ 943

PERSONAL CARE - 10.7%
        83,000   *French Fragrances, Inc.  ............................ 1,297
       150,400   *Penederm, Inc.  ..................................... 3,008
        75,900   *Styling Technology Corp.  ........................... 1,746

PHOTOGRAPHY/IMAGING - 2.2%
       164,200   *Seattle FilmWorks, Inc.  ............................ 1,267

RETAIL (FOOD CHAINS) - 2.9%
       115,000   Ingles Markets, Inc.  ................................ 1,667

RETAIL (SPECIALTY) - 4.4%
        61,900   *Cole National Corp. (Class A) ....................... 2,476

RETAIL (SPECIALTY-APPAREL) - 3.4%
        43,000   *Stage Stores, Inc.  ................................. 1,946

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOANS - 1.0%
        16,825   Community Savings Bankshares, Inc.  ................. $  555

SERVICES (COMMERCIAL & CONSUMER) - 3.6%
        39,515   *Monro Muffler Brake, Inc.  ............................ 622
        38,900   *StaffMark, Inc.  .................................... 1,425

TEXTILES (HOME FURNISHINGS) - 1.2%
       265,400   *Krause's Furniture, Inc.  ............................. 697
                                                                        -----
TOTAL COMMON STOCKS .................................................. 50,155
                                                                        -----

PREFERRED STOCK - 2.2%

ENTERTAINMENT - 2.2%
       112,000   *Craig Corp. (Class A) ............................... 1,253
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 1,253
                                                                        -----

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 6.7%

COMMERCIAL PAPER:
    $3,782,000   Finova Capital Corp. 6.50%, due 7/01/98 ............ $ 3,782

INVESTMENT COMPANIES:
           976   SSgA Prime Money Market Portfolio ........................ 1
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 3,783
                                                                        -----
TOTAL INVESTMENTS - 97.1% ............................................ 55,191
Other Assets, less Liabilities ........................................ 1,674
                                                                        -----
NET ASSETS .......................................................... $56,865
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   It seemed that the more "value" orientation a Fund had, the worse the fund performed in the second quarter compared to the S&P 500. Indeed, the Value Fund lagged the S&P 500 by a wide margin, returning -3.67% and 7.36% for the quarter and six-month periods ended June 30, 1998, respectively, compared to the S&P 500's return of 3.30% and 17.70%, for the quarter and six-month periods ended June 30, 1998, respectively.
                             [PHOTO OF REX BENTLEY]

   The biggest factor working against us over the last quarter and year has been our value investment style. Because most of the S&P 500's gains have of late come from "growth" stocks, funds using a growth style produced much the better returns. While our strategy has underperformed recently, there is ample historical evidence that value investing produces better risk-adjusted returns over time and we are confident that they will again.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- NO-LOAD CLASS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS
ENDED JUNE 30, 1998

1 Year               14.13%
Since Inception*     22.03%

INVESTMENT VALUE
SAFECO U.S. VALUE FUND: $12,615
S&P 500 INDEX: $14,425

           SAFECO U.S.   S&P 500
           VALUE FUND     INDEX
04/30/97   $10,000       $10,000
05/31/97    10,670        10,608
06/30/97    11,053        11,083
07/31/97    11,915        11,965
08/31/97    11,283        11,295
09/30/97    11,669        11,914
10/30/97    11,307        11,516
11/30/97    11,599        12,049
12/31/97    11,750        12,256
1/31/98     11,760        12,391
2/28/98     12,621        13,284
3/31/98     13,095        13,964
4/30/98     12,905        14,104
5/31/98     12,632        13,839
6/30/98     12,615        14,425

*Graph and average annual return comparison begins April 30, 1997, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment into a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   There are three main measures used to determine if a portfolio is employing a value style. They are: 1) a price/earnings ratio (P/E) lower than the market, 2) a current yield higher than the market, 3) a lower than market price-to-book value. Here's how the U.S. Value holdings and the S&P 500 differed based on those attributes on June 30: the Fund's holdings had a P/E of 16.4 while the market was priced at 22.1 times 1999 earnings estimates. The yield on the Fund's holdings was 2.1% versus the index's 1.3%. The Funds holdings had an average price to book ratio of 3.3% versus 4.3% for the S&P 500.
   Stocks in the S&P 500 with classic value characteristics dramatically underperformed in the three, six and 12-month periods. For the one year, S&P stocks with P/Es less than 22 returned 15.3% while those with P/Es greater than 22 posted 46.4% returns. Stocks yielding above the S&P 500 average returned 13.7%. Stocks with lower than market price to book ratios returned just 13.6%.
                           [PHOTO OF LYNETTE SAGVOLD]

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mobil Corp.  ....................................................... 3.0%
  (Oil/Gas Exploration & Production)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Boeing Co.  ......................................................... 2.7
  (Aerospace)
Texaco, Inc.  ....................................................... 2.7
  (Oil/Gas Exploration & Production)
Kimberly-Clark Corp.  ............................................... 2.6
  (Manufacturing & Marketing Personal Care Products)
GTE Corp.  .......................................................... 2.6
  (Telecommunications)
Avon Products, Inc.  ................................................ 2.6
  (Beauty Care Products)
NIPSCO Industries, Inc.  ............................................ 2.5
  (Utility Holdings Company)
Merck & Co., Inc.  .................................................. 2.5
  (Health Care Products)
J.C. Penney Co., Inc.  .............................................. 2.4
  (Department Store)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Texaco, Inc.  ......................................................... $289
KeyCorp ................................................................ 232
Dean Foods Co.  ........................................................ 221
American General Corp.  ................................................ 215
Beckman Coulter, Inc.  ................................................. 172


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Bestfoods ............................................................ $251
*Amoco Corp.  .......................................................... 248
*General Signal Corp.  ................................................. 226
*Harsco Corp.  ......................................................... 181
*B.F. Goodrich Co.  .................................................... 178

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Manufacturing (Diversified) ............................................. 7%
Telephone ................................................................ 6
Oil (Domestic Integrated) ................................................ 5
Health Care (Diversified) ................................................ 5
Retail (Department Stores) ............................................... 4
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS

   It is somewhat heartening to note that even though stocks with high P/Es have been the market's best performers, our selection of value stocks out-performed the value members of the S&P 500.
   It seems, in general, that the higher the P/E the better a stock has performed. This has led some market pundits to quip that valuations no longer matter. We continue to believe that valuation, or price, does matter, and at some point it will become extremely important. While we don't know when that time will come, we believe it will be soon.
   During the quarter, additions to the portfolio included New York Times Company, Century Telephone Enterprises, KeyCorp, Halliburton, and Dean Foods. We deleted positions in Harsco, First Data Corp., Baxter International, and Bestfoods.
   The swap out of Bestfoods and into Dean Foods is a good example of value investing. While both companies are expected to grow around 12% over the long-term, Dean Foods sells at a P/E of less than 18 times next year's earnings, while Bestfoods' P/E was just over 26 times when we sold it. By purchasing Dean Foods, we get the same expected growth rate at a 30% lower P/E.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
Large ($4 Bil. and above)       82%
Medium ($1 Bil. - $4 Bil.)      13%
Small (Less than $1 Bil.)        2%
Cash & Other                     3%

   We remain convinced that over time, owning less expensive stocks relative to their future prospects will be more rewarding than owning expensive stocks. We expect this to be true both on an absolute and on a risk-adjusted basis. Our task is to find value in an expensive market environment, and to wait patiently.

Rex Bentley

Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%

AEROSPACE/DEFENSE - 2.7%
         6,500   Boeing Co.  ........................................... $290

BANKS (MAJOR REGIONAL) - 4.0%
         5,600   Keycorp ................................................ 199
         3,100   NationsBank Corp.  ..................................... 237

BANKS (MONEY CENTER) - 2.4%
         3,400   Chase Manhattan Corp.  ................................. 257

BANKS (REGIONAL) - 1.9%
         3,640   Banc One Corp.  ........................................ 203

BEVERAGES (ALCOHOLIC) - 2.3%
         5,300   Anheuser-Busch Co., Inc.  .............................. 250

BUILDING MATERIALS - 1.6%
         2,600   Armstrong World Industries, Inc.  175

CHEMICALS - 2.1%
         4,800   Praxair, Inc.  ......................................... 225

COMMUNICATIONS EQUIPMENT - 1.8%
         3,700   Motorola, Inc.  ........................................ 194

COMPUTERS (HARDWARE) - 2.9%
         3,900   Hewlett-Packard Co.  ................................... 234
         6,900   *Sequent Computer Systems, Inc.  ........................ 83

COMPUTERS (PERIPHERALS) - 0.9%
         4,700   *Quantum Corp.  ......................................... 98

ELECTRIC COMPANIES - 3.8%
         9,600   NIPSCO Industries, Inc.  ............................... 269
         3,200   New Century Energies, Inc.  ............................ 145

ELECTRICAL EQUIPMENT - 1.1%
         3,400   AMP, Inc.  ............................................. 117

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.6%
         2,400   Intel Corp.  .......................................... $178

FINANCIAL (DIVERSIFIED) - 3.9%
         3,400   American General Corp.  ................................ 242
         3,000   Federal National Mortgage Association .................. 182

FOODS - 4.4%
         7,000   ConAgra, Inc.  ......................................... 222
         4,600   Dean Foods Co.  ........................................ 253

HEALTH CARE (DIVERSIFIED) - 5.1%
         3,000   Abbott Laboratories .................................... 123
         3,800   American Home Products Corp.  . 197
         3,100   Johnson & Johnson ...................................... 229

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.5%
         2,000   Merck & Co., Inc.  ..................................... 267

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.8%
         3,400   Beckman Coulter, Inc.  ................................. 198

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.6%
         6,200   Kimberly-Clark Corp.  .................................. 284

INSURANCE (MULTI-LINE) - 3.0%
         2,800   Hartford Financial Services Group, Inc.  ............... 320

MANUFACTURING (DIVERSIFIED) - 6.6%
         3,500   AlliedSignal, Inc.  .................................... 155
         5,800   Corning, Inc.  ......................................... 202
         4,500   Crane Co.  ............................................. 219
         1,700   Minnesota Mining & Manufacturing Co.  .................. 140

OFFICE EQUIPMENT & SUPPLIES - 1.3%
        12,900   Unisource Worldwide, Inc.  ............................. 139

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 5.3%
         3,200   Atlantic Richfield Co.  ............................... $250
         4,200   Mobil Corp.  ........................................... 322

OIL (INTERNATIONAL INTEGRATED) - 2.6%
         4,800   Texaco, Inc.  .......................................... 286

OIL & GAS (DRILLING & EQUIPMENT) - 1.5%
         3,600   Halliburton Co.  ....................................... 160

PAPER & FOREST PRODUCTS - 1.6%
         4,000   International Paper Co.  ............................... 172

PERSONAL CARE - 2.6%
         3,600   Avon Products, Inc.  ................................... 279

PUBLISHING (NEWSPAPERS) - 1.5%
         2,000   New York Times Co.
                 (Class A) .............................................. 159

RAILROADS - 1.8%
         2,000   Burlington Northern Santa Fe Corp.  .................... 196

REAL ESTATE INVESTMENT TRUST - 1.9%
         2,900   First Industrial Realty Trust, Inc.  .................... 92
         4,300   Liberty Property Trust ................................. 110

RETAIL (DEPARTMENT STORES) - 4.4%
         3,600   J.C. Penney Co., Inc.  ................................. 260
         3,300   May Department Stores Co.  ............................. 216

RETAIL (FOOD CHAINS) - 1.9%
         8,400   American Stores Co.  ................................... 203

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.9%
         3,100   Automatic Data Processing, Inc.  .................... $  226
         4,800   Electronic Data Systems Corp.  ......................... 192

TELEPHONE - 6.1%
         4,800   Bell Atlantic Corp.  ................................... 219
         3,500   Century Telephone Enterprises, Inc.  ................... 161
         5,100   GTE Corp.  ............................................. 284

TOBACCO - 1.6%
         4,300   Philip Morris Cos., Inc.  .............................. 169
                                                                        -----
TOTAL COMMON STOCKS .................................................. 10,482
                                                                        -----

TEMPORARY INVESTMENTS - 3.6%

INVESTMENT COMPANIES:
      $391,037   SSgA Prime Money Market Portfolio ...................... 391
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 391
                                                                        -----
TOTAL INVESTMENTS - 100.6% ........................................... 10,873
Liabilities, less Other Assets ......................................... (66)
                                                                        -----
NET ASSETS .......................................................... $10,807
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1998
                                  (Unaudited)

                                              SAFECO        SAFECO        SAFECO
(In Thousands, Except Per-Share               GROWTH        EQUITY        INCOME
Amounts)                                        FUND          FUND          FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $ 1,505,823   $ 1,352,851   $   367,578
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                $ 1,211,196   $ 1,836,143   $   481,409
     Affiliated Issuers                      446,408            --            --
                                         -----------   -----------   -----------
       Total Investments at Value          1,657,604     1,836,143       481,409

   Cash                                           --             1            --
   Receivables
     Investment Securities Sold                6,639        26,300            41
     Trust Shares Sold                        22,241         7,033         3,185
     Dividends and Interest                    1,369         2,100         2,003
   Forward Currency Contracts Open, Net           --            --            --
   Deferred Organization Expense                  --            --            --
                                         -----------   -----------   -----------
       Total Assets                        1,687,853     1,871,577       486,638

LIABILITIES
   Payables
     Investment Securities Purchased          32,601        15,043         3,474
     Trust Shares Redeemed                     8,465        12,392           179
     Dividends                                    --         4,526         2,738
     Investment Advisory Fees                    655           740           241
     Organization Expense                         --            --            --
     Other                                       320           503           105
                                         -----------   -----------   -----------
       Total Liabilities                      42,041        33,204         6,737
                                         -----------   -----------   -----------
NET ASSETS                               $ 1,645,812   $ 1,838,373   $   479,901
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                          $ 1,611,927   $ 1,786,754   $   476,563
     Trust Shares Outstanding                 61,352        80,441        17,926
                                         -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     26.27   $     22.21   $     26.59
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS A:
     Net Assets                          $    24,172   $    41,590   $     1,673
     Trust Shares Outstanding                    921         1,871            63
                                         -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     26.22   $     22.23   $     26.64
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     27.47   $     23.28   $     27.90
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS B:
     Net Assets                          $     9,713   $    10,029   $     1,665
     Trust Shares Outstanding                    376           453            62
                                         -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     25.85   $     22.14   $     26.67
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                           NORTHWEST   INTERNATIONAL        BALANCED     SMALL COMPANY    U.S. VALUE
                                                FUND          FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $    55,528   $    13,992       $    17,155       $    50,944   $     9,959
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                $    74,264   $    18,072       $    18,420       $    55,191   $    10,873
     Affiliated Issuers                           --            --                --                --            --
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value             74,264        18,072            18,420            55,191        10,873

   Cash                                           --           734                --                --            --
   Receivables
     Investment Securities Sold                1,310            19                --                63            --
     Trust Shares Sold                            25            35                76             2,431            49
     Dividends and Interest                       27            68               136                24            16
   Forward Currency Contracts Open, Net           --            30                --                --            --
   Deferred Organization Expense                  --            10                10                10            15
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Assets                           75,626        18,968            18,642            57,719        10,953

LIABILITIES
   Payables
     Investment Securities Purchased           1,527           356                --               245            --
     Trust Shares Redeemed                        15             1                --               611            84
     Dividends                                    --            --               118                --            29
     Investment Advisory Fees                     44            16                11                38             7
     Organization Expense                         --            11                11                11            16
     Other                                        41            35                16               (51)           10
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                       1,627           419               156               854           146
                                         -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                               $    73,999   $    18,549       $    18,486       $    56,865   $    10,807
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                          $    69,522   $    17,527       $    17,193       $    54,646   $    10,173
     Trust Shares Outstanding                  3,737         1,313             1,412             3,350           852
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     18.60   $     13.34       $     12.18       $     16.31   $     11.95
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                          $     2,009   $       428       $       501       $     1,267   $       168
     Trust Shares Outstanding                    109            32                41                78            14
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     18.48   $     13.37       $     12.18       $     16.25   $     11.94
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     19.35   $     14.00       $     12.75       $     17.02   $     12.50
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                          $     2,468   $       594       $       792       $       952   $       466
     Trust Shares Outstanding                    135            45                65                59            39
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     18.26   $     13.29       $     12.18       $     16.02   $     11.92
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

                                             SAFECO       SAFECO       SAFECO
                                             GROWTH       EQUITY       INCOME
(In Thousands)                                 FUND         FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $23 in the
     International Fund)                 $    3,387   $   13,213   $    5,201
   Interest                                   2,738        1,460        1,670
                                         ----------   ----------   ----------

     Total Investment Income                  6,125       14,673        6,871

EXPENSES
   Investment Advisory                        3,197        4,262        1,400
   Transfer Agent                               936        1,601          334
   Shareholder Service - Class A                 11           41            2
                   - Class B                      6            8            1
   Distribution       - Class B                  19           23            4
   Legal and Auditing                             9           15           10
   Custodian                                     24           44           11
   Reports to Shareholders                       49          160           31
   Trustees                                       4            7            4
   Amortization of Organization
     Expenses                                    --           --           --
   Other                                         35          127           30
                                         ----------   ----------   ----------
     Total Expenses Before
       Reimbursement                          4,290        6,288        1,827
   Expense Reimbursement                         --           --           --
                                         ----------   ----------   ----------
     Total Expenses After Reimbursement       4,290        6,288        1,827
                                         ----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)                  1,835        8,385        5,044

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               61,028       57,481       35,976
     Investments in Affiliated Issuers        2,060           --           --
     Foreign Currency Transactions               --           --           --
                                         ----------   ----------   ----------
          Total Net Realized Gain
            (Loss)                           63,088       57,481       35,976
   Net Change in Unrealized
     Appreciation (Depreciation)             67,524      154,193       10,500
                                         ----------   ----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                 130,612      211,674       46,476
                                         ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $  132,447   $  220,059   $   51,520
                                         ----------   ----------   ----------
                                         ----------   ----------   ----------
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SAFECO          SAFECO           SAFECO           SAFECO       SAFECO
                                          NORTHWEST   INTERNATIONAL         BALANCED    SMALL COMPANY   U.S. VALUE
                                               FUND            FUND             FUND             FUND         FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $23 in the
     International Fund)                 $      161      $      192       $      106       $       84   $      109
   Interest                                      31               9              220              140            7
                                         ----------   -------------   --------------   --------------   ----------

     Total Investment Income                    192             201              326              224          116

EXPENSES
   Investment Advisory                          272              94               62              192           38
   Transfer Agent                                96              24               21               54            9
   Shareholder Service - Class A                  2              --                1                1           --
                   - Class B                      2               1                1                1            1
   Distribution       - Class B                   7               2                2                2            1
   Legal and Auditing                             8               7                7                7            5
   Custodian                                      3              14                2                2           --
   Reports to Shareholders                       12               3                3                5            2
   Trustees                                       3               3                3                2            3
   Amortization of Organization
     Expenses                                    --               2                2                2            2
   Other                                          9               1               --               14           --
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses Before
       Reimbursement                            414             151              104              282           61
   Expense Reimbursement                         --             (15)              --               --           --
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses After Reimbursement         414             136              104              282           61
                                         ----------   -------------   --------------   --------------   ----------

NET INVESTMENT INCOME (LOSS)                   (222)             65              222              (58)          55

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                                5,942            (462)             724            2,380          371
     Investments in Affiliated Issuers           --              --               --               --           --
     Foreign Currency Transactions               --             175               --               --           --
                                         ----------   -------------   --------------   --------------   ----------
          Total Net Realized Gain
            (Loss)                            5,942            (287)             724            2,380          371
   Net Change in Unrealized
     Appreciation (Depreciation)               (699)          2,731                4              (18)         254
                                         ----------   -------------   --------------   --------------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                   5,243           2,444              728            2,362          625
                                         ----------   -------------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $    5,021      $    2,509       $      950       $    2,304   $      680
                                         ----------   -------------   --------------   --------------   ----------
                                         ----------   -------------   --------------   --------------   ----------
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                   SAFECO GROWTH FUND
                                           --------------------------

                                            SIX-MONTH
                                               PERIOD
                                                ENDED      YEAR ENDED
                                              JUNE 30         DEC. 31
(In Thousands)                                   1998            1997
---------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $    1,835      $     (568)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                     63,088          75,558
   Net Change in Unrealized
     Appreciation (Depreciation)               67,524          45,096
                                           ----------   -------------
   Net Change in Net Assets
     Resulting from Operations                132,447         120,086
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           --              --
                        - Class A                  --              --
                        - Class B                  --              --
   Net Realized Gain on Investments
                        - No Load Class            --         (74,345)
                        - Class A                  --            (487)
                        - Class B                  --            (167)
                                           ----------   -------------
     Total                                         --         (74,999)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                              841,851         397,579
   Class A                                     19,482           4,018
   Class B                                      7,992           1,293
                                           ----------   -------------
     Total                                    869,325         402,890
                                           ----------   -------------
TOTAL CHANGE IN NET ASSETS                  1,001,772         447,977
NET ASSETS AT BEGINNING OF PERIOD             644,040         196,063
                                           ----------   -------------
NET ASSETS AT END OF PERIOD                $1,645,812      $  644,040
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                       57,128          28,647
   Reinvestments                                   --           3,210
   Redemptions                                (23,164)        (14,724)
                                           ----------   -------------
   NET CHANGE                                  33,964          17,133
                                           ----------   -------------
                                           ----------   -------------
AMOUNTS:
   Sales                                   $1,465,633      $  645,275
   Reinvestments                                   --          72,072
   Redemptions                               (596,308)       (314,457)
                                           ----------   -------------
   NET CHANGE                              $  869,325      $  402,890
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                                                  SAFECO INCOME FUND        SAFECO NORTHWEST FUND
                                                     SAFECO EQUITY FUND   --------------------------   --------------------------
                                           ----------------------------
                                                                            SIX-MONTH                    SIX-MONTH
                                               SIX-MONTH                       PERIOD                       PERIOD
                                            PERIOD ENDED     YEAR ENDED         ENDED     YEAR ENDED         ENDED     YEAR ENDED
                                                 JUNE 30        DEC. 31       JUNE 30        DEC. 31       JUNE 30        DEC. 31
                                                    1998           1997          1998           1997          1998           1997
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $       8,385   $     15,563   $     5,044   $      9,889   $      (222)  $       (113)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                        57,481         61,477        35,976         32,768         5,942          6,678
   Net Change in Unrealized
     Appreciation (Depreciation)                 154,193        176,522        10,500         39,169          (699)         7,326
                                           -------------   ------------   -----------   ------------   -----------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                   220,059        253,562        51,520         81,826         5,021         13,891
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class          (8,241)       (15,501)       (5,037)        (9,866)           --             --
                        - Class A                   (153)           (35)          (11)           (10)           --             --
                        - Class B                     --             (2)           (6)            (7)           --             --
   Net Realized Gain on Investments
                        - No Load Class               --        (61,064)           --        (32,644)           --         (4,031)
                        - Class A                     --           (295)           --            (57)           --            (84)
                        - Class B                     --           (139)           --            (65)           --            (76)
                                           -------------   ------------   -----------   ------------   -----------   ------------
     TOTAL                                        (8,394)       (77,036)       (5,054)       (42,649)           --         (4,191)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  89,303        464,573        28,321         72,866            39         11,654
   Class A                                        30,566          3,709           824            524           554            926
   Class B                                         5,829          3,122           765            685         1,192            967
                                           -------------   ------------   -----------   ------------   -----------   ------------
     TOTAL                                       125,698        471,404        29,910         74,075         1,785         13,547
                                           -------------   ------------   -----------   ------------   -----------   ------------
TOTAL CHANGE IN NET ASSETS                       337,363        647,930        76,376        113,252         6,806         23,247
NET ASSETS AT BEGINNING OF PERIOD              1,501,010        853,080       403,525        290,273        67,193         43,946
                                           -------------   ------------   -----------   ------------   -----------   ------------
NET ASSETS AT END OF PERIOD                $   1,838,373   $  1,501,010   $   479,901   $    403,525   $    73,999   $     67,193
                                           -------------   ------------   -----------   ------------   -----------   ------------
                                           -------------   ------------   -----------   ------------   -----------   ------------
---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                          15,487         36,752         2,590          4,060           634          1,888
   Reinvestments                                     356          3,734           168          1,608            --            200
   Redemptions                                    (9,908)       (15,034)       (1,599)        (2,517)         (535)        (1,329)
                                           -------------   ------------   -----------   ------------   -----------   ------------
   NET CHANGE                                      5,935         25,452         1,159          3,151            99            759
                                           -------------   ------------   -----------   ------------   -----------   ------------
                                           -------------   ------------   -----------   ------------   -----------   ------------
AMOUNTS:
   Sales                                   $     329,448   $    682,623   $    66,531   $     94,489   $    11,620   $     32,688
   Reinvestments                                   7,883         72,547         4,467         38,272            --          3,464
   Redemptions                                  (211,633)      (283,766)      (41,088)       (58,686)       (9,835)       (22,605)
                                           -------------   ------------   -----------   ------------   -----------   ------------
   NET CHANGE                              $     125,698   $    471,404   $    29,910   $     74,075   $     1,785   $     13,547
                                           -------------   ------------   -----------   ------------   -----------   ------------
                                           -------------   ------------   -----------   ------------   -----------   ------------
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                            SAFECO INTERNATIONAL FUND
                                           --------------------------

                                               SIX-MONTH
                                            PERIOD ENDED   YEAR ENDED
                                                 JUNE 30      DEC. 31
(In Thousands)                                      1998         1997
---------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)               $       65   $       78
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          (287)         258
   Net Change in Unrealized
     Appreciation (Depreciation)                   2,731          213
                                           -------------   ----------
   Net Change in Net Assets
     Resulting from Operations                     2,509          549
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class              --         (364)
                        - Class A                     --           (5)
                        - Class B                     --           (4)
   Net Realized Gain on Investments
                        - No Load Class               --          (19)
                        - Class A                     --           --
                        - Class B                     --           (1)
                                           -------------   ----------
     Total                                            --         (393)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                     375        3,437
   Class A                                            84          142
   Class B                                           201          222
                                           -------------   ----------
     Total                                           660        3,801
                                           -------------   ----------
TOTAL CHANGE IN NET ASSETS                         3,169        3,957
NET ASSETS AT BEGINNING OF PERIOD                 15,380       11,423
                                           -------------   ----------
NET ASSETS AT END OF PERIOD                   $   18,549   $   15,380
                                           -------------   ----------
                                           -------------   ----------
---------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                             546          932
   Reinvestments                                      --           20
   Redemptions                                      (493)        (627)
                                           -------------   ----------
   NET CHANGE                                         53          325
                                           -------------   ----------
                                           -------------   ----------
AMOUNTS:
   Sales                                      $    7,008   $   10,948
   Reinvestments                                      --          230
   Redemptions                                    (6,348)      (7,377)
                                           -------------   ----------
   NET CHANGE                                 $      660   $    3,801
                                           -------------   ----------
                                           -------------   ----------
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                                                                            SAFECO U.S. VALUE FUND
                                                                                   SAFECO SMALL FUND   ---------------------------
                                                   SAFECO BALANCED FUND   --------------------------                     APRIL 30,
                                           ----------------------------                                                       1997
                                                                            SIX-MONTH                    SIX-MONTH   (COMMENCEMENT
                                               SIX-MONTH                       PERIOD                       PERIOD              OF
                                            PERIOD ENDED     YEAR ENDED         ENDED     YEAR ENDED         ENDED     OPERATIONS)
                                                 JUNE 30        DEC. 31       JUNE 30        DEC. 31       JUNE 30      TO DEC. 31
                                                    1998           1997          1998           1997          1998            1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $         222   $        328   $       (58)  $        (75)  $        55   $          71
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                           724            637         2,380            909           371             386
   Net Change in Unrealized
     Appreciation (Depreciation)                       4            760           (18)         2,742           254             660
                                           -------------   ------------   -----------   ------------   -----------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                       950          1,725         2,304          3,576           680           1,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class            (213)          (322)           --             --           (54)            (70)
                        - Class A                     (5)            (4)           --             --            (1)             (1)
                        - Class B                     (4)            (3)           --             --            --              --
   Net Realized Gain on Investments
                        - No Load Class               --           (613)           --           (540)           --            (372)
                        - Class A                     --             (9)           --             (7)           --              (5)
                        - Class B                     --            (15)           --             (9)           --              (9)
                                           -------------   ------------   -----------   ------------   -----------   -------------
     TOTAL                                          (222)          (966)           --           (556)          (55)           (457)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                   2,836          4,661        29,719          6,538           504           8,423
   Class A                                           274             86         1,001            100            27             122
   Class B                                           445            210           516            260           234             212
                                           -------------   ------------   -----------   ------------   -----------   -------------
     TOTAL                                         3,555          4,957        31,236          6,898           765           8,757
                                           -------------   ------------   -----------   ------------   -----------   -------------
TOTAL CHANGE IN NET ASSETS                         4,283          5,716        33,540          9,918         1,388           9,417
NET ASSETS AT BEGINNING OF PERIOD                 14,203          8,487        23,325         13,407         9,417              --
                                           -------------   ------------   -----------   ------------   -----------   -------------
NET ASSETS AT END OF PERIOD                $      18,486   $     14,203   $    56,865   $     23,325   $    10,807   $       9,417
                                           -------------   ------------   -----------   ------------   -----------   -------------
                                           -------------   ------------   -----------   ------------   -----------   -------------
----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                             513            555         6,105          1,808           178             946
   Reinvestments                                      11             43            --             26             2              15
   Redemptions                                      (230)          (167)       (4,349)        (1,330)         (117)           (119)
                                           -------------   ------------   -----------   ------------   -----------   -------------
   NET CHANGE                                        294            431         1,756            504            63             842
                                           -------------   ------------   -----------   ------------   -----------   -------------
                                           -------------   ------------   -----------   ------------   -----------   -------------
AMOUNTS:
   Sales                                   $       6,178   $      6,388   $   104,866   $     24,781   $     2,138   $       9,962
   Reinvestments                                     130            495            --            364            22             162
   Redemptions                                    (2,753)        (1,926)      (73,630)       (18,247)       (1,395)         (1,367)
                                           -------------   ------------   -----------   ------------   -----------   -------------
   NET CHANGE                              $       3,555   $      4,957   $    31,236   $      6,898   $       765   $       8,757
                                           -------------   ------------   -----------   ------------   -----------   -------------
                                           -------------   ------------   -----------   ------------   -----------   -------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund (together "the Funds").
   Effective September 30, 1996, the Trust began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the new Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other temporary investments are valued at amortized cost.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/ overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions during the six-month period ended June 30, 1998:

(In Thousands)                               PURCHASES*      SALES**
--------------------------------------------------------------------
Growth Fund                                  $1,122,803     $269,193
Equity Fund                                     388,631      288,780
Income Fund                                     126,394      118,031
Northwest Fund                                   18,169       16,268
International Fund                                2,776        2,144
Balanced Fund                                     9,008        5,664
Small Company Fund                               44,814       18,780
U.S. Value Fund                                   3,138        2,714
--------------------------------------------------------------------

 * Excludes short-term securities. Purchases for the Balanced Fund includes $3,081 of U.S. Government Securities.

** Excludes short-term securities. Sales for the Balanced Fund includes $1,838 of U.S. Government Securities.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  COMPONENTS OF NET ASSETS
   At June 30, 1998, the components of net assets were as follows:

                                               GROWTH          EQUITY           INCOME        NORTHWEST
(In Thousands)                                   FUND            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                    $   264,446     $   510,314       $  124,292       $   25,224
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                 (112,665)        (27,022)         (10,461)          (6,488)
                                          -----------   -------------   --------------   --------------
NET UNREALIZED APPRECIATION                   151,781         483,292          113,831           18,736
ACCUMULATED NET INVESTMENT INCOME (LOSS)        1,835              --               --             (222)
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                      63,088          57,481           35,976            5,942
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)              1,429,109       1,297,600          330,094           49,543
                                          -----------   -------------   --------------   --------------
NET ASSETS AT JUNE 30, 1998               $ 1,645,813     $ 1,838,373       $  479,901       $   73,999
                                          -----------   -------------   --------------   --------------
                                          -----------   -------------   --------------   --------------

                                                                                 SMALL
                                          INTERNATIONAL      BALANCED          COMPANY       U.S. VALUE
(In Thousands)                                   FUND            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                    $     5,339     $     1,712       $    8,578       $    1,334
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                   (1,227)           (447)          (4,331)            (420)
                                          -----------   -------------   --------------   --------------
NET UNREALIZED APPRECIATION                     4,112           1,265            4,247              914
ACCUMULATED NET INVESTMENT INCOME (LOSS)           10              --              (58)              --
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                        (287)            724            2,380              371
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 14,714          16,497           50,296            9,522
                                          -----------   -------------   --------------   --------------
NET ASSETS AT JUNE 30, 1998               $    18,549     $    18,486       $   56,865       $   10,807
                                          -----------   -------------   --------------   --------------
                                          -----------   -------------   --------------   --------------
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
   WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY AND INCOME FUNDS:              NORTHWEST FUND:
  First $100 million         .75%               First $250 million       .75%
  Next $150 million          .65                Next $250 million        .65
  Next $250 million          .55                Next $250 million        .55
  Over $500 million          .45                Over $750 million        .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million         .75%               First $250 million      1.10%
  Next $250 million          .65                Next $250 million       1.00
  Over $500 million          .55                Over $500 million        .90

SMALL COMPANY FUND:
  First $250 million         .85%
  Next $250 million          .75
  Over $500 million          .65

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangement at June 30, 1998
   AFFILIATE OWNERSHIP. At June 30, 1998, SAFECO Insurance Company of America, owned 450,000 shares (11% of outstanding shares) of the Northwest Fund and SAFECO Asset Management Company owned 688,168 shares (50%) of the International Fund, 519,268 shares (34%) of the Balanced Fund, and 500,000 shares (55%) of the U.S. Value Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, Small Company and U.S. Value Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management Company and are being reimbursed by the Funds over a sixty-month period.
   EXPENSE REIMBURSEMENT. During the quarter ended June 30, 1998, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.
   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the six-month period ended June 30, 1998:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $ 56,204
Equity Fund                                    33,725
Income Fund                                     2,661
Northwest Fund                                  5,240
International Fund                                195
Balanced Fund                                   3,937
Small Company Fund                              1,309
U.S. Value Fund                                   102
-----------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 1998.

(In Thousands)                SHARES AT                             SHARES AT                 MARKET VALUE
                              BEGINNING                                END OF                      JUNE 30
SECURITY                      OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1998
----------------------------------------------------------------------------------------------------------
American Buildings Co.              360          --           --          360           --        $ 10,722
BNC Mortgage, Inc.                   --         484           --          484           --           5,320
Compass International
 Services Corp.                      --         700           --          700           --           6,652
Concepts Direct, Inc.               348         147          (16)         479           --           7,312
Damark International, Inc.          480         255           --          735           --           6,247
Dura Pharmaceuticals, Inc.           --       2,666           --        2,666           --          59,645
Emmis Broadcasting Corp.             --       1,209           --        1,209           --          57,791
Family Golf Centers, Inc.         1,061         958         (286)       1,733           --          43,863
First Commonwealth, Inc.            327          35           (6)         356           --           5,346
Funco, Inc.                         354          --           --          354           --           5,004
Hall, Kinion & Associates,
 Inc.                                --         899           --          899           --           6,009
Harold's Stores, Inc.               516          26           --          542           --           4,134
Innotrac Corp.                       --         602           --          602           --           5,718
IntelliQuest Information
 Group, Inc.                         41         799           --          840           --           8,399
ITEQ, Inc.                           --         837           --          837           --           6,221
Lifeline Systems, Inc.              524          --          (10)         514           --           9,517
MICROS Systems, Inc.                669         669           --        1,338           --          44,280
Nastech Pharmaceutical Co.,
 Inc.                               407         202           --          609           --           4,948
Nortek, Inc.                         --         439           --          439           --          13,502
Open Plan Systems, Inc.             244          --           --          244           --             565
PCD, Inc.                            --         424           --          424           --           7,266
Penederm, Inc.                      728          --           --          728           --          14,554
Phoenix International Ltd.,
 Inc.                               415         208           --          623           --          10,116
PolyMedica Industries, Inc.         337         549           --          886           --           7,974
Precision Auto Care, Inc.            --         607           --          607           --           5,994
Recovery Engineering, Inc.           --         423           --          423           --           8,906
Schlotzsky's, Inc.                   --         504          (11)         493           --           7,888
Suburban Lodges of America,
 Inc.                               303       1,226           --        1,529           --          23,120
TRM Copy Centers Corp.              186         512           --          698           --           9,952
Teardrop Golf Co.                    --         414           --          414           --           4,140
Telco Systems, Inc.                  --         696           --          696           --           9,870
Tetra Technologies, Inc.            710          --           --          710           --          11,712
Waterside Capital Corp.              --         118           --          118           --           1,342
Weider Nutrition
 International, Inc.                728          --           --          728           55          12,379
                                                                                             -------------
                                                                                                  $446,408
                                                                                             -------------
                                                                                             -------------
----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  COMMITMENTS.
   At June 30, 1998, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                           U.S. DOLLAR          UNREALIZED
             CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
      TO BE DELIVERED            FOR           DATE      JUNE 30, 1998      (DEPRECIATION)
------------------------------------------------------------------------------------------
   143  British Pound       $    237       07/27/98            $   238              $   (1)
   442  German Marks             247       07/17/98                245                   2
   319  German Marks             179       09/25/98                178                   1
23,339  Japanese Yen             170       09/09/98                170                  --
25,273  Japanese Yen             186       08/28/98                184                   2
26,561  Japanese Yen             200       08/18/98                193                   7
26,151  Japanese Yen             183       09/16/98                191                  (8)
27,823  Japanese Yen             217       07/13/98                201                  16
   295  Swiss Francs             202       08/13/98                196                   6
   870  Swiss Francs             574       07/07/98                574                  --
   313  Swiss Francs             212       07/31/98                207                   5
                                                                                        --
                                                                                    $   30
                                                                                        --
                                                                                        --
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                             SIX-MONTH            FOR THE        THREE-MONTH
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                  FOR THE YEAR ENDED
                                               JUNE 30        DECEMBER 31        DECEMBER 31                        SEPTEMBER 30
                                      ------------------------------------------------------------------------------------------
                                                  1998               1997               1996        1996        1995        1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    22.45         $    16.97         $    15.45   $   15.83   $   17.37   $   19.20

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       0.03              (0.02)             (0.02)      (0.02)       0.07       (0.02)
   Net Realized and Unrealized Gain
     on Investments                               3.79               8.50               1.77        2.24        4.07        0.78
                                      ----------------           --------           --------   ---------   ---------   ---------
     Total from Investment
        Operations                                3.82               8.48               1.75        2.22        4.14        0.76

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --                 --                 --          --       (0.07)         --
   Distributions from Realized Gains                --              (3.00)             (0.23)      (2.60)      (5.61)      (2.59)
                                      ----------------           --------           --------   ---------   ---------   ---------
     Total Distributions                            --              (3.00)             (0.23)      (2.60)      (5.68)      (2.59)
                                      ----------------           --------           --------   ---------   ---------   ---------
NET ASSET VALUE AT END
   OF PERIOD                                $    26.27         $    22.45         $    16.97   $   15.45   $   15.83   $   17.37
                                      ----------------           --------           --------   ---------   ---------   ---------
                                      ----------------           --------           --------   ---------   ---------   ---------
TOTAL RETURN                                   17.02%*             49.96%            11.35%*      14.16%      23.93%       3.88%

NET ASSETS AT END OF PERIOD (000'S)         $1,611,927         $  638,562         $  195,760   $ 179,574   $ 176,483   $ 156,108
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                      0.69%**              0.85%            0.99%**       1.02%       0.98%       0.95%
RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET
   ASSETS                                      0.30%**             (.17%)           (.51%)**      (.14%)        .34%      (.12%)
PORTFOLIO TURNOVER RATE                       47.34%**             82.57%           82.93%**     124.79%     110.44%      71.18%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                             SIX-MONTH            FOR THE        THREE-MONTH
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                  FOR THE YEAR ENDED
                                               JUNE 30        DECEMBER 31        DECEMBER 31                        SEPTEMBER 30
                                      ------------------------------------------------------------------------------------------
                                                  1998               1997               1996        1996        1995        1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF
   PERIOD                                   $    19.54         $    16.60         $    15.85   $   15.31   $   13.89   $   12.54

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.10               0.23               0.06        0.28        0.34        0.23
   Net Realized and Unrealized Gain
     on Investments                               2.67               3.78               1.33        2.42        2.59        1.83
                                      ----------------   ----------------           --------   ---------   ---------   ---------
     Total from Investment
        Operations                                2.77               4.01               1.39        2.70        2.93        2.06

LESS DISTRIBUTIONS
   Dividends from Net Investment
     Income                                      (0.10)             (0.23)             (0.06)      (0.28)      (0.34)      (0.23)
   Distributions from Realized Gains                --              (0.84)             (0.58)      (1.88)      (1.17)      (0.48)
                                      ----------------   ----------------           --------   ---------   ---------   ---------
     Total Distributions                         (0.10)             (1.07)             (0.64)      (2.16)      (1.51)      (0.71)
                                      ----------------   ----------------           --------   ---------   ---------   ---------
NET ASSET VALUE AT END
   OF PERIOD                                $    22.21         $    19.54         $    16.60   $   15.85   $   15.31   $   13.89
                                      ----------------   ----------------           --------   ---------   ---------   ---------
                                      ----------------   ----------------           --------   ---------   ---------   ---------
TOTAL RETURN                                   14.19%*             24.21%             8.79%*      18.04%      21.59%      16.51%

NET ASSETS AT END OF PERIOD (000'S)         $1,786,754         $1,490,198         $  849,831   $ 725,780   $ 598,582   $ 412,805
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                      0.73%**              0.73%            0.78%**       0.79%       0.84%       0.85%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                      0.99%**              1.24%            1.48%**       1.74%       2.38%       1.72%
PORTFOLIO TURNOVER RATE                       35.09%**             34.26%           59.34%**      74.07%      56.14%      33.33%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                             SIX-MONTH            FOR THE        THREE-MONTH
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                  FOR THE YEAR ENDED
                                               JUNE 30        DECEMBER 31        DECEMBER 31                        SEPTEMBER 30
                                      ------------------------------------------------------------------------------------------
                                                  1998               1997               1996        1996        1995        1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    23.89         $    21.13         $    20.03   $   19.11   $   17.25   $   17.79

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.29               0.65               0.15        0.73        0.82        0.81
   Net Realized and Unrealized Gain
     on Investments                               2.70               4.87               1.63        2.84        2.71       (0.30)
                                              --------           --------           --------   ---------   ---------   ---------
     Total from Investment
        Operations                                2.99               5.52               1.78        3.57        3.53        0.51

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.29)             (0.65)             (0.15)      (0.73)      (0.82)      (0.81)
   Distributions from Realized Gains                --              (2.11)             (0.53)      (1.92)      (0.85)      (0.24)
                                              --------           --------           --------   ---------   ---------   ---------
     Total Distributions                         (0.29)             (2.76)             (0.68)      (2.65)      (1.67)      (1.05)
                                              --------           --------           --------   ---------   ---------   ---------
NET ASSET VALUE AT END
   OF PERIOD                                $    26.59         $    23.89         $    21.13   $   20.03   $   19.11   $   17.25
                                              --------           --------           --------   ---------   ---------   ---------
                                              --------           --------           --------   ---------   ---------   ---------
TOTAL RETURN                                   12.50%*             26.43%             8.89%*      18.98%      21.04%       2.98%

NET ASSETS AT END OF PERIOD (000'S)         $  476,563         $  401,985         $  289,968   $ 260,023   $ 217,870   $ 190,610
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                      0.81%**              0.85%            0.89%**       0.86%       0.87%       0.86%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                      2.25%**              2.81%            2.89%**       3.56%       4.55%       4.59%
PORTFOLIO TURNOVER RATE                       55.01%**             52.14%           37.84%**      50.11%      31.12%      19.30%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                             SIX-MONTH            FOR THE        THREE-MONTH
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                  FOR THE YEAR ENDED
                                               JUNE 30        DECEMBER 31        DECEMBER 31                        SEPTEMBER 30
                                      ------------------------------------------------------------------------------------------
                                                  1998               1997               1996        1996        1995        1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF
   PERIOD                                   $    17.31         $    14.07         $    13.78   $   14.41   $   12.59   $   12.34

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                      (0.05)             (0.03)             (0.01)       0.02        0.04        0.04
   Net Realized and Unrealized Gain
     (Loss) on Investments                        1.34               4.41               0.30        1.32        2.35        0.59
                                              --------            -------           --------   ---------   ---------   ---------
     Total from Investment
        Operations                                1.29               4.38               0.29        1.34        2.39        0.63

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --                 --                 --       (0.02)      (0.04)      (0.04)
   Distributions from Realized Gains                --              (1.14)                --       (1.95)      (0.53)      (0.34)
                                              --------            -------           --------   ---------   ---------   ---------
     Total Distributions                            --              (1.14)                --       (1.97)      (0.57)      (0.38)
                                              --------            -------           --------   ---------   ---------   ---------
NET ASSET VALUE AT END
   OF PERIOD                                $    18.60         $    17.31         $    14.07   $   13.78   $   14.41   $   12.59
                                              --------            -------           --------   ---------   ---------   ---------
                                              --------            -------           --------   ---------   ---------   ---------
TOTAL RETURN                                    7.45%*             31.12%             2.10%*       9.61%      19.01%       5.19%

NET ASSETS AT END OF PERIOD (000'S)         $   69,522         $   64,635         $   43,345   $  43,128   $  40,140   $  36,383
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                      1.10%**              1.09%            1.25%**       1.07%       1.09%       1.06%
RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET
   ASSETS                                    (0.57%)**             (.19%)           (.31%)**       0.11%       0.31%       0.33%
PORTFOLIO TURNOVER RATE                       45.35%**             55.42%           67.32%**      35.69%      19.59%      18.46%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                                               JANUARY 31, 1996
                                                                                                  (COMMENCEMENT
                                             SIX-MONTH            FOR THE        THREE-MONTH     OF OPERATIONS)
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                 TO
                                               JUNE 30        DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                      -------------------------------------------------------------------------
                                                  1998               1997               1996               1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    11.50         $    11.29         $    10.39         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        .18               0.24                 --               0.06
   Net Realized and Unrealized Gain
     on Investments
     and Foreign Currency
     Transactions                                 1.66               0.28               0.96               0.39
                                               -------             ------             ------              -----
     Total from Investment
       Operations                                 1.84               0.52               0.96               0.45

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --              (0.29)             (0.06)             (0.06)
   Distributions from Realized Gains                --              (0.02)                --                 --
                                               -------             ------             ------              -----
     Total Distributions                            --              (0.31)             (0.06)             (0.06)
                                               -------             ------             ------              -----
NET ASSET VALUE AT END OF PERIOD            $    13.34         $    11.50         $    11.29         $    10.39
                                               -------             ------             ------              -----
                                               -------             ------             ------              -----
TOTAL RETURN                                   16.00%*              4.55%             9.27%*             4.54%*

NET ASSETS AT END OF PERIOD (000'S)         $   17,527         $   14,754         $   11,157         $    8,323
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                     1.55%+**             1.63%+           1.37%+**            2.36%**
RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET ASSETS                1.41%**              0.58%           (.19%)**             .93%**
PORTFOLIO TURNOVER RATE                       26.20%**             22.13%           18.51%**           15.73%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.73%, 1.89% and 1.68% for the period ended June 30, 1998 and the periods ended December 31, 1997 and 1996, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                                               JANUARY 31, 1996
                                                                                                  (COMMENCEMENT
                                             SIX-MONTH            FOR THE        THREE-MONTH     OF OPERATIONS)
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                 TO
                                               JUNE 30        DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                      -------------------------------------------------------------------------
                                                  1998               1997               1996               1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    11.61         $    10.70         $    10.38         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.16               0.32               0.08               0.21
   Net Realized and Unrealized Gain
     on Investments                               0.57               1.45               0.45               0.39
                                                ------             ------             ------             ------
     Total from Investment
       Operations                                 0.73               1.77               0.53               0.60

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.16)             (0.32)             (0.08)             (0.21)
   Distributions from Realized Gains                --              (0.54)             (0.13)             (0.01)
                                                ------             ------             ------             ------
     Total Distributions                         (0.16)             (0.86)             (0.21)             (0.22)
                                                ------             ------             ------             ------
NET ASSET VALUE AT END OF PERIOD            $    12.18         $    11.61         $    10.70         $    10.38
                                                ------             ------             ------             ------
                                                ------             ------             ------             ------
TOTAL RETURN                                    6.25%*             16.64%             5.11%*             5.99%*

NET ASSETS AT END OF PERIOD (000'S)         $   17,193         $   13,667         $    8,262         $    7,632
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                      1.21%**              1.23%           1.16%+**            1.32%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS                                      2.72%**              2.85%            3.19%**            3.21%**
PORTFOLIO TURNOVER RATE                       70.75%**            101.22%           36.10%**          143.87%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.52%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                                               JANUARY 31, 1996
                                                                                                  (COMMENCEMENT
                                             SIX-MONTH            FOR THE        THREE-MONTH     OF OPERATIONS)
                                          PERIOD ENDED         YEAR ENDED       PERIOD ENDED                 TO
                                               JUNE 30        DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                      -------------------------------------------------------------------------
                                                  1998               1997               1996               1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    14.23         $    11.81         $    11.51         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                      (0.02)             (0.04)             (0.01)             (0.01)
   Net Realized and Unrealized Gain
     on Investments                               2.10               2.80               0.31               2.19
                                               -------             ------             ------             ------
     Total from Investment
       Operations                                 2.08               2.76               0.30               2.18

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --                 --                 --                 --
   Distributions from Realized Gains                --              (0.34)                --              (0.67)
                                               -------             ------             ------             ------
     Total Distributions                            --              (0.34)                --              (0.67)
                                               -------             ------             ------             ------
NET ASSET VALUE AT END OF PERIOD            $    16.31         $    14.23         $    11.81         $    11.51
                                               -------             ------             ------             ------
                                               -------             ------             ------             ------
TOTAL RETURN                                   14.62%*             23.38%             2.61%*            21.83%*

NET ASSETS AT END OF PERIOD (000'S)         $   54,646         $   22,658         $   13,169         $   12,552
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS                                      1.23%**              1.33%           1.35%+**            1.49%**
RATIO OF NET INVESTMENT INCOME
   (LOSS) TO AVERAGE NET
   ASSETS                                     (.23%)**             (.41%)           (.44%)**           (.24%)**
PORTFOLIO TURNOVER RATE                       94.23%**             60.81%           73.47%**           91.03%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.58%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   NO-LOAD CLASS

                                                           APRIL 30, 1997
                                                            (COMMENCEMENT
                                             SIX-MONTH     OF OPERATIONS)
                                          PERIOD ENDED                 TO
                                               JUNE 30        DECEMBER 31
                                      -----------------------------------
                                                  1998               1997
-------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $    11.19         $    10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                          0.06               0.09
   Net Realized and Unrealized Gain
     on Investments                               0.76               1.66
                                               -------             ------
     Total from Investment
       Operations                                 0.82               1.75

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.06)             (0.09)
   Distributions from Realized Gains                --              (0.47)
                                               -------             ------
     Total Distributions                         (0.06)             (0.56)
                                               -------             ------
NET ASSET VALUE AT END OF PERIOD            $    11.95         $    11.19
                                               -------             ------
                                               -------             ------
TOTAL RETURN*                                    7.36%             17.50%

NET ASSETS AT END OF PERIOD (000'S)         $   10,173         $    9,063
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                      1.15%              1.19%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET
   ASSETS**                                      1.13%              1.26%
PORTFOLIO TURNOVER RATE**                       54.57%             36.37%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-624-5711

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

E-MAIL: mfunds@safeco.com

GMF 659 8/98

[RECYCLE LOGO]                Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-TM- A trademark of SAFECO Corporation.